Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 28, 2012
Entity Registrant Name	Integrity Applications, Inc.
Entity Central Index Key	0001506983
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 758,367	$ 1,896,504	$ 1,494,248
Other current assets (Note 3)	100,577	92,817	85,704
Total current assets	858,944	1,989,321	1,579,952
Property and Equipment, Net (Note 4)	71,790	82,868	57,350
Funds in Respect of Employee Rights Upon Retirement	113,700	110,310	133,335
Total assets	1,044,434	2,182,499	1,770,637
Current Liabilities
Credit from banking institutions			18,843
Accounts payable (Note 5)	136,226	71,763	10,666
Other current liabilities (Note 6)	227,938	211,278	258,586
Total current liabilities	364,164	283,041	288,095
Long-Term Loans from Stockholders (Note 8)	596,061	606,144	625,881
Liability for Employee Rights Upon Retirement	229,153	241,176	258,522
Warrants with Down-Round Protection (Note 9C)	40,848	83,899
Total liabilities	1,230,226	1,214,260	1,172,498
Commitments and Contingent Liabilities (Note 9)
Stockholders' Equity (Deficit) (Note 10)
Common Stock of US$ 0.001 par value ("Common Stock"): 40,000,000 shares authorized as of June 30, 2012, December 31, 2011 and 2010; issued and outstanding 5,295,543, 5,295,543 and 4,844,575 shares as of June 30, 2012, December 31, 2011 and 2010, respectively	5,296	5,296	4,845
Additional paid in capital	13,655,065	13,457,828	10,762,892
Accumulated other comprehensive income (loss)	43,777	22,634	(16,418)
Deficit accumulated during the development stage	(13,889,930)	(12,517,519)	(10,153,180)
Total stockholders' equity (deficit)	(185,792)	968,239	598,139
Total liabilities and stockholders' equity (deficit)	$ 1,044,434	$ 2,182,499	$ 1,770,637

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	40,000,000	40,000,000	40,000,000
Common Stock, shares issued	5,295,543	5,295,543	4,844,575
Common Stock, shares outstanding	5,295,543	5,295,543	4,844,575

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Research and development expenses, net (Note 11)	$ 508,462	$ 407,631	$ 953,528	$ 781,114	$ 1,789,301	$ 934,056	$ 1,005,108	$ 9,509,242
General and administrative expenses (Note 12)	245,613	89,098	448,548	254,736	544,145	457,495	165,156	2,610,282
Other income						(912)		(912)
Operating loss	754,075	496,729	1,402,076	1,035,850	2,333,446	1,390,639	1,170,264	12,118,612
Financing (income) expenses, net (Note 13)	(16,617)	19,928	(29,665)	21,071	30,893	1,397,807	32,032	1,771,318
Loss for the period	737,458	516,657	1,372,411	1,056,921	2,364,339	2,788,446	1,202,296	13,889,930
Other comprehensive (income) loss:
Foreign currency translation adjustment	(32,704)	(41,239)	(21,143)	(24)	(39,052)	119,019	13,367	(43,777)
Comprehensive loss for the period	$ 704,754	$ 475,418	$ 1,351,268	$ 1,056,897	$ 2,325,287	$ 2,907,465	$ 1,215,663
Loss per share (Basic and Diluted) (Note 15)	$ 0.14	$ 0.1	$ 0.26	$ 0.22	$ 0.46	$ 0.7	$ 0.3
Weighted average number of shares outstanding (Basic and Diluted) (Note 15)	5,295,543	4,989,720	5,295,543	4,922,582	5,091,330	4,034,706	3,995,805

STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional paid in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Receivable in respect of stock issuance [Member]	Deficit accumulated during development stage [Member]
Balance at Sep. 29, 2001
Balance, shares at Sep. 29, 2001
2,136,307 Common Stock of US$ 0.001 per share issued for cash	40,442	2,136	38,306
2,136,307 Common Stock of US$ 0.001 per share issued for cash, shares		2,136,307
Loss for the period	(63,293)					(63,293)
Other comprehensive income (loss)	(5)			(5)
Balance at Dec. 31, 2002	(22,856)	2,136	38,306	(5)		(63,293)
Balance, shares at Dec. 31, 2002		2,136,307
Loss for the period	(350,290)					(350,290)
Other comprehensive income (loss)	(15,035)			(15,035)
Balance at Dec. 31, 2003	(388,181)	2,136	38,306	(15,040)		(413,583)
Balance, shares at Dec. 31, 2003		2,136,307
Loss for the period	(288,233)					(288,233)
Other comprehensive income (loss)	(15,069)			(15,069)
Issuance of 42,727 Common Stock for cash at US$ 1.76 per share on March 16, 2004	75,000	43	74,957
Issuance of 42,727 Common Stock for cash at US$ 1.76 per share on March 16, 2004, shares		42,727
Issuance of 72,773 Common Stock for cash of US$ 1.72 per share on November 25, 2004	128,856	73	128,783
Issuance of 72,773 Common Stock for cash of US$ 1.72 per share on November 25, 2004, shares		72,773
Balance at Dec. 31, 2004	(487,627)	2,252	242,046	(30,109)		(701,816)
Balance, shares at Dec. 31, 2004		2,251,807
Loss for the period	(1,055,594)					(1,055,594)
Other comprehensive income (loss)	8,542			8,542
Issuance of 218,281 Common Stock for cash of US$ 1.72 per share on January 14, 2005	375,000	218	374,782
Issuance of 218,281 Common Stock for cash of US$ 1.72 per share on January 14, 2005, shares		218,281
Issuance of 291,051 Common Stock for cash of US$ 1.72 per share on April 5, 2005	500,000	291	499,709
Issuance of 291,051 Common Stock for cash of US$ 1.72 per share on April 5, 2005, shares		291,051
Issuance of 59,389 Common Stock for cash of US$ 3.37 per share on May 31, 2005	200,000	60	199,940
Issuance of 59,389 Common Stock for cash of US$ 3.37 per share on May 31, 2005, shares		59,389
Stock-based compensation	189,616	52	189,564
Stock-based compensation, shares		52,147
Balance at Dec. 31, 2005	(270,063)	2,873	1,506,041	(21,567)		(1,757,410)
Balance, shares at Dec. 31, 2005		2,872,675
Loss for the period	(1,282,842)					(1,282,842)
Other comprehensive income (loss)	(57,127)			(57,127)
Issuance of 87,315 Common Stock for cash of US$ 1.47 per share on January 26, 2006	128,205	87	128,118
Issuance of 87,315 Common Stock for cash of US$ 1.47 per share on January 26, 2006, shares		87,315
Issuance of 1,899 Common Stock for cash of US$ 3.63 per share on March 31, 2006	6,890	2	6,888
Issuance of 1,899 Common Stock for cash of US$ 3.63 per share on March 31, 2006, shares		1,899
Issuance of 13,786 Common Stock for cash of US$ 3.63 per share on June 16, 2006	50,000	14	49,986
Issuance of 13,786 Common Stock for cash of US$ 3.63 per share on June 16, 2006, shares		13,786
Issuance of 14,113 Common Stock for cash of US$ 3.63 per share on June 30, 2006	51,180	14	51,166
Issuance of 14,113 Common Stock for cash of US$ 3.63 per share on June 30, 2006, shares		14,113
Issuance of 51,207 Common Stock for cash of US$ 3.91 per share on August 15, 2006	200,000	51	199,949
Issuance of 51,207 Common Stock for cash of US$ 3.91 per share on August 15, 2006, shares		51,207
Issuance of 301,948 Common Stock for cash of US$ 4.31 per share on October 5, 2006	1,300,000	302	1,299,698
Issuance of 301,948 Common Stock for cash of US$ 4.31 per share on October 5, 2006, shares		301,948
Issuance of 348,402 Common Stock for cash of US$ 4.31 per share on December 14, 2006	1,372,495	349	1,372,146
Issuance of 348,402 Common Stock for cash of US$ 4.31 per share on December 14, 2006, shares		348,402
Stock-based compensation	277,497	63	277,434
Stock-based compensation, shares		63,395
Balance at Dec. 31, 2006	1,776,235	3,755	4,891,426	(78,694)		(3,040,252)
Balance, shares at Dec. 31, 2006		3,754,740
Loss for the period	(1,593,205)					(1,593,205)
Other comprehensive income (loss)	84,528			84,528
Stock-based compensation	274,659	29	274,630
Stock-based compensation, shares		28,707
Balance at Dec. 31, 2007	542,217	3,784	5,166,056	5,834		(4,633,457)
Balance, shares at Dec. 31, 2007		3,783,447
Loss for the period	(1,528,981)					(1,528,981)
Other comprehensive income (loss)	110,134			110,134
Issuance of 61,989 Common Stock for cash of US$ 5.52 per share on September 27, 2008	342,000	62	341,938
Issuance of 61,989 Common Stock for cash of US$ 5.52 per share on September 27, 2008, shares		61,989
Issuance of 104,220 Common Stock for cash of US$ 5.52 per share on October 7, 2008	500,000	104	574,896		(75,000)
Issuance of 104,220 Common Stock for cash of US$ 5.52 per share on October 7, 2008, shares		104,220
Stock-based compensation	84,380		84,380
Stock-based compensation, shares
Balance at Dec. 31, 2008	49,750	3,950	6,167,270	115,968	(75,000)	(6,162,438)
Balance, shares at Dec. 31, 2008		3,949,656
Loss for the period	(1,202,296)					(1,202,296)
Other comprehensive income (loss)	(13,367)			(13,367)
Issuance of 50,342 Common Stock for cash of US$ 6.02 per share in January 2009	303,000	50	302,950
Issuance of 50,342 Common Stock for cash of US$ 6.02 per share in January 2009, shares		50,342
Repayment of receivable in respect of stock issuance	75,000				75,000
Stock-based compensation	12,171		12,171
Stock-based compensation, shares
Balance at Dec. 31, 2009	(775,742)	4,000	6,482,391	102,601		(7,364,734)
Balance, shares at Dec. 31, 2009		3,999,998
Loss for the period	(2,788,446)					(2,788,446)
Other comprehensive income (loss)	(119,019)			(119,019)
Issuance of 530,600 Common Stock for cash of US$ 6.25 per share in December 2010, net of related expenses	2,357,032	531	2,356,501
Issuance of 530,600 Common Stock for cash of US$ 6.25 per share in December 2010, net of related expenses, shares		530,600
Stock-based interest compensation to convertible notes holders	1,214,943	194	1,214,749
Stock-based interest compensation to convertible notes holders, shares		194,391
Conversion of convertible notes	694,796	120	694,676
Conversion of convertible notes, shares		119,586
Stock-based compensation	14,575		14,575
Stock-based compensation, shares
Balance at Dec. 31, 2010	598,139	4,845	10,762,892	(16,418)		(10,153,180)
Balance, shares at Dec. 31, 2010	4,844,575	4,844,575
Loss for the period	(2,364,339)					(2,364,339)
Other comprehensive income (loss)	39,052			39,052
Issuance of 16,320 Common Stock for cash of US$ 6.25 per share on January 31, 2011, net of related expenses	83,180	16	83,164
Issuance of 16,320 Common Stock for cash of US$ 6.25 per share on January 31, 2011, net of related expenses, shares		16,320
Issuance of 90,768 Common Stock for cash of US$ 6.25 per share on March 31, 2011, net of related expenses	479,901	91	479,810
Issuance of 90,768 Common Stock for cash of US$ 6.25 per share on March 31, 2011, net of related expenses, shares		90,768
Issuance of 40,000 Common Stock for cash of US$ 6.25 per share on April 29, 2011, net of related expenses	191,722	40	191,682
Issuance of 40,000 Common Stock for cash of US$ 6.25 per share on April 29, 2011, net of related expenses, shares		40,000
Issuance of 34,200 Common Stock for cash of US$ 6.25 per share on May 31, 2011, net of related expenses	180,026	34	179,992
Issuance of 34,200 Common Stock for cash of US$ 6.25 per share on May 31, 2011, net of related expenses, shares		34,200
Issuance of 269,680 Common Stock for cash of US$ 6.25 per share on July 29, 2011, net of related expenses	1,466,385	270	1,466,115
Issuance of 269,680 Common Stock for cash of US$ 6.25 per share on July 29, 2011, net of related expenses, shares		269,680
Fair value of warrants with down-round protection issued in connection with Common Stock issuances	83,899		83,899
Stock-based compensation	378,072		378,072
Stock-based compensation, shares
Balance at Dec. 31, 2011	968,239	5,296	13,457,828	22,634		(12,517,519)
Balance, shares at Dec. 31, 2011	5,295,543	5,295,543
Loss for the period	(1,372,411)					(1,372,411)
Other comprehensive income (loss)	21,143			21,143
Stock-based compensation	197,237		197,237
Stock-based compensation, shares
Balance at Jun. 30, 2012	$ (185,792)	$ 5,296	$ 13,655,065	$ 43,777		$ (13,889,930)
Balance, shares at Jun. 30, 2012	5,295,543	5,295,543

STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	Jul. 29, 2011	May 31, 2011	Apr. 29, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Dec. 30, 2010	Dec. 16, 2010	Jan. 31, 2009	Oct. 07, 2008	Sep. 27, 2008	Dec. 14, 2006	Oct. 05, 2006	Aug. 15, 2006	Jun. 30, 2006	Jun. 16, 2006	Mar. 31, 2006	Jan. 26, 2006	May 31, 2005	Apr. 05, 2005	Jan. 14, 2005	Nov. 25, 2004	Mar. 16, 2004
STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Common stock issued, price per share	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.02	$ 5.52	$ 5.52	$ 4.31	$ 4.31	$ 3.91	$ 3.63	$ 3.63	$ 3.63	$ 1.47	$ 3.37	$ 1.72	$ 1.72	$ 1.72	$ 1.76

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Cash flows from operating activities:
Loss for the period	$ (1,372,411)	$ (1,056,921)	$ (2,364,339)	$ (2,788,446)	$ (1,202,296)	$ (13,889,930)
Adjustments to reconcile loss for the period to net cash used in operating activities:
Depreciation	12,741	10,398	23,045	19,153	20,837	145,227
Increase (decrease) in liability for employee rights upon retirement	(5,945)	9,553	1,127	16,284	34,485	217,757
Stock-based compensation	197,237	189,355	378,072	14,575	12,171	1,428,140
Stock-based interest compensation to convertible notes holders				1,214,943		1,214,943
Change in the fair value of warrants with round-down protection	(43,051)					(43,051)
Linkage difference on principal of loans from stockholders	5,869	(8,733)	24,934	15,909	10,617	182,918
Interest on convertible notes				78,192		78,192
Gain on sale of property and equipment				(912)		(912)
Gain from trading marketable securities					(756)	(12,920)
Changes in assets and liabilities:
Decrease (increase) in other current assets	(8,121)	27,658	(23,968)	(46,562)	577	(91,408)
Increase (decrease) in accounts payable	67,012	31,671	64,697	(14,120)	(8,530)	140,154
Increase (decrease) in other current liabilities	22,694	(80,814)	(19,681)	123,147	(29,835)	230,080
Net cash used in operating activities	(1,123,975)	(877,833)	(1,916,113)	(1,367,837)	(1,162,730)	(10,400,810)
Cash flows from investment activities:
Decrease (increase) in funds in respect of employee rights upon retirement	(6,470)	(11,699)	14,436	(25,387)	(28,819)	(109,274)
Purchase of property and equipment	(3,516)	(47,750)	(54,619)	(8,725)	(5,007)	(212,289)
Proceeds from sale of property and equipment				4,791		4,791
Investment in marketable securities						(388,732)
Proceeds from sale of marketable securities					135,195	406,995
Short-term loan granted to related party, net of repayments					127,551	(14,252)
Net cash provided by (used in) investment activities	(9,986)	(59,449)	(40,183)	(29,321)	228,920	(312,761)
Cash flows from financing activities
Credit from banking institutions (repayment)		(18,977)	(18,669)	(75,845)	88,265	(6,218)
Proceeds from issuance of convertible notes				1,144,000		1,144,000
Repayment of convertible notes				(527,396)		(527,396)
Proceeds from issuance of Common Stock, net of issuance expenses		934,829	2,401,214	2,357,032	378,000	10,406,380
Proceeds from stockholders loans						347,742
Net cash provided by financing activities		915,852	2,382,545	2,897,791	466,265	11,364,508
Effect of exchange rate changes on cash and cash equivalents	(4,176)	28,457	(23,993)	(68,417)	3,275	107,430
Increase (decrease) in cash and cash equivalents	(1,138,137)	7,027	402,256	1,432,216	(464,270)	758,367
Cash and cash equivalents at beginning of the period	1,896,504	1,494,248	1,494,248	62,032	426,302
Cash and cash equivalents at end of the period	758,367	1,501,275	1,896,504	1,494,248	62,032	758,367
Supplementary information on financing activities not involving cash flows:
Conversion to convertible notes to Common Stock (see Notes 10C)				694,796
Fair value of warrants with down-round protection issued in connection with Common Stock issuances (See Note 9C)			$ 83,899

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1	-	GENERAL

A.
Integrity Applications, Inc. (the "Company") was incorporated on May 18, 2010, under the laws of the State of Delaware. On July 15, 2010, Integrity Acquisition Corp. Ltd. (hereinafter: "Integrity Acquisition"), a wholly owned Israeli subsidiary of the Company which was established on May 23, 2010, completed a merger with A.D. Integrity Applications Ltd. (hereinafter: "Integrity Israel"), an Israeli corporation which was previously held by the stockholders of the Company. Pursuant to the merger, all stockholders, option holders and warrant holders of Integrity Israel received an equal number of shares, options and warrants of the Company, as applicable, in exchange for their shares, options and/or warrants in Integrity Israel. Following the merger, Integrity Israel remained a wholly-owned subsidiary of the Company. As the merger transaction constituted a structural reorganization, the merger has been accounted for at historical cost in a manner similar to a pooling of interests. On this basis, stockholders' equity has been retroactively restated such that each ordinary share of Integrity Israel is reflected in stockholders' equity as a share of Common Stock of the Company as of the date of the issuance thereof by Integrity Israel. In addition, the historical financial statements of the Company for all dates prior to May 18, 2010 have been retroactively restated to reflect the activities of Integrity Israel.

In November 2011, the Company completed the registration of 1,295,545 shares of its common stock pursuant to a Registration Statement on Form S-1 (Registration No. 333-176415), as amended, originally filed with the United States Securities and Exchange Commission on August 22, 2011.

Integrity Israel was incorporated in 2001 and commenced its operations in 2002. Integrity Israel, a medical device company, focuses on the design, development and commercialization of non-invasive glucose monitoring devices for home use by persons suffering with diabetes.

Since its inception, Integrity Israel has devoted substantially all of its efforts to business planning, research and development and raising capital, and has not yet generated any revenues. Accordingly, Integrity Israel (and therefore the Company) is considered to be in the development stage as defined in Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 915, "Development Stage Entities".

B.	Going concern uncertainty

Since its incorporation (May 18, 2010), the Company has not had any operations other than those carried out by Integrity Israel. The development and commercialization of Integrity Israel's product is expected to require substantial expenditures. Integrity Israel has not yet generated any revenues from its operations to fund its activities, and therefore is dependent upon external sources for financing its operations. There can be no assurance that the Company or Integrity Israel will succeed in obtaining the necessary financing to continue their operations. Since inception and as of June 30, 2012, Integrity Israel has incurred accumulated losses of US$ 13,889,930 and cumulative negative operating cash flow of US$ 10,400,810. These factors raise substantial doubt about Integrity Israel's and the Company's ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. During 2010, the Company raised funds via the issuance of Common Stock (including via the conversion of convertible notes), in a total amount of approximately US$ 4 million (before related expenses). During 2011, the Company raised funds via the issuance of Common Stock in a total amount of approximately US$ 2.4 million (net of related expenses). The Company will need to secure additional capital in the future in order to meet its anticipated liquidity needs. The Company would expect to secure additional capital primarily through the sale of additional Common Stock or other equity securities and/or debt financing. Funds from these sources may not be available to the Company on acceptable terms, if at all, and there is no assurance that it will be successful in securing such additional capital.

C.	Stock split

The Board of Directors and stockholders of the Company approved in July 2010 a stock split of the outstanding shares of common stock and options to purchase shares of common stock of the Company, pursuant to which each share of common stock and each stock option was split into 2.1363 shares of common stock or options, as applicable (the "split"). The split became effective as of July 23, 2010. Unless otherwise noted, all share and option amounts for all periods presented have been retroactively restated to give effect to the split.

D.	Risk factors

The Company and Integrity Israel (collectively, the "Group") have a limited operating history and face a number of risks, including uncertainties regarding finalization of the development process, demand and market acceptance of the Group's products, the effects of technological changes, competition and the development of products by competitors. Additionally, other risk factors also exist, such as the ability to manage growth and the effect of planned expansion of operations on the Group's future results.

In addition, the Group expects to continue incurring significant operating costs and losses in connection with the development of its products and marketing efforts.

As mentioned above, the Group has not yet generated any revenues from its operations to fund its activities and therefore the Group is dependent on the receipt of additional funding from its stockholders and investors in order to continue as a going concern.

E.	Unaudited Interim Financial Statements

The accompanying unaudited financial statements as of June 30, 2012 and for the six and three months ended June 30, 2012 and 2011 were prepared in accordance with accounting principles generally accepted in the United States of America. In the opinion of management, the unaudited financial statements presented herein include all adjustments necessary for a fair presentation of the Company's financial position at June 30, 2012 and the results of its operations for the six and three month periods ended June 30, 2012 and 2011 and its cash flows for the six month period ended June 30, 2012 and 2011. All such adjustments are of a normal recurring nature. Interim financial statements are prepared on a basis consistent with the Company's annual financial statements. Results of operations for the six and three month periods ended June 30, 2012 are not necessarily indicative of the operating results that may be expected for the entire year ending December 31, 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).

A.	Functional currency

The functional currency of the Company is the US dollar ("US$"), which is the currency of the primary economic environment in which the operations of the Company are conducted and is also the reporting currency of the Group. The functional currency of Integrity Israel is the New Israeli Shekel ("NIS").

The financial statements of the subsidiary were translated into US dollars in accordance with the relevant standards of the FASB. Accordingly, assets and liabilities were translated from NIS to US dollars using period-end exchange rates, and income and expense items were translated at average exchange rates during the period.

Gains or losses resulting from translation adjustments are reflected in stockholders' equity (deficit), under "accumulated other comprehensive income (loss)".

Balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of operations, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses.

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011	2010	2009
Official exchange rate of NIS 1 to US dollar	0.255	0.293	0.262	0.282	0.265

B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary. All significant intercompany balances and transactions have been eliminated on consolidation.

As described in Note 1A above, the merger of Integrity Israel has been accounted for in a manner similar to a pooling of interests at historical cost.

C.	Use of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to stock based compensation and to the going concern assumption.

D.	Cash and cash equivalents

The Group considers all short-term investments, which are highly liquid investments with original maturities of three months or less at the date of purchase, to be cash equivalents.

E.	Property and equipment, net

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the statements of operations.

2.	Rates of depreciation:

%
Computers	33
Furniture and office equipment	7-15
Leasehold improvements	Shorter of lease term and 10 years

F.	Impairment of long-lived assets

The Group's long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. The Group has not recorded any impairment losses in the reported periods.

G.	Deferred income taxes

Deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect when these differences reverse. Valuation allowances in respect of deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition threshold. The Company's accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its financial statements for any of the reported periods and did not recognize any liability with respect to unrecognized tax position in its balance sheets.

H.	Liability for employee rights upon retirement

Integrity Israel's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. Integrity Israel makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of Integrity Israel's severance obligations pursuant to the Israeli severance pay laws or labor agreements with its employees. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits/losses.

Commencing 2011, the Company's and its Israeli subsidiary's agreements with certain of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963. Deposits in accordance with Section 14 release the Company from any future severance payments in respect of those employees with respect to the periods for which such deposits were made. Related obligations and liabilities under Section 14 are not recorded as an asset or as a liability in the Company's balance sheet.

Severance expenses for the six month periods ended June 30, 2012 and 2011, and for the years ended December 31, 2011, 2010 and 2009 amounted to US$ 26,832, US$ 9,553, US$ 1,127, US$ 16,284 and US$ 34,485, respectively.

I.	Research and development expenses

Research and development expenses are charged to operations as incurred. Grants received from the Government of Israel for development of approved projects were recognized as a reduction of expenses when the related costs were incurred (see also J. below).

J.	Royalty-bearing grants

Royalty-bearing grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of the State of Israel (the "OCS") for funding approved research and development projects are recognized at the time Integrity Israel is entitled to such grants, on the basis of the costs incurred, and reduce research and development costs. The cumulative research and development grants received by Integrity Israel from inception through December 2004 amount to US$ 93,462. Integrity Israel has not received any research and development grants since December 2004.

As of June 30, 2012, 2011 and December 31, 2011, 2010 and 2009 the Company has not accrued any royalties, since no revenues were recognized in respect of the funded project.

K.	Loss per share

Basic loss per share is computed by dividing loss for the period by the weighted average number of shares outstanding during the period.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the potential dilution that could occur upon the exercise of options issued or granted using the "treasury stock method" and upon the conversion of convertible notes using the "if-converted method", if the effect of such exercise or conversion is dilutive.

L.	Stock-based compensation

Share-based payments including grants of stock options and shares are recognized in the statement of operations as an operating expense, based on the fair value of the award on the date of grant. The fair value of options is estimated using the Black-Scholes option-pricing model and the fair value of share grants is estimated using recent transaction prices. The Group has expensed compensation costs, net of estimated forfeitures, applying the accelerated vesting method, over the requisite service period or over the implicit service period when a performance condition affects the vesting, and it is considered probable that the performance condition will be achieved.

Share-based payments awarded to consultants (non-employees) are accounted for in accordance with ASC Topic 505-50, "Equity-Based Payments to Non-Employees".

M.	Other comprehensive income (loss)

Other comprehensive income (loss), presented in stockholders' equity (deficit), includes, gains and losses from the translation of the subsidiary's financial statements from its functional currency to the reporting currency of the Group.

N.	Fair value of financial instruments

ASC Topic 825-10, "Financial Instruments" defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash and cash equivalents, other current assets, credit from banking institutions, accounts payable and other current liabilities balances, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization. The fair value of the warrants with down-round protection which were classified as a liability measured at fair value through earnings was estimated using Black-Scholes option-pricing model. The Company did not estimate the fair value of the long-term loans from stockholders which do not bear any interest, since the repayment schedule has not been determined.

O.	Convertible notes

The Company has considered the provisions of ASC Topic 815, "Derivatives and Hedging", and determined that the conversion feature should not be separated from the host instrument because it did not meet the definition of a derivative. Furthermore, the Company applied ASC Topic 470-20, "Debt - Debt with Conversion and Other Options" which clarifies the accounting for instruments with beneficial conversion features or contingency adjustable conversion ratios. As described in Note 10C, the Company has determined that the convertible notes did not provide a beneficial conversion feature.

The entire balance of the convertible notes (which were issued during fiscal year 2010) was either repaid in cash or converted into Common Stock during fiscal year 2010 (see also Note 10C).

P.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are deposited with major banks in Israel and the United States of America. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Q.	Contingencies

The Company records accruals for loss contingencies arising from claims, litigation and other sources when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. As of June 30, 2012 and December 31, 2011, the Company has not recorded an expense related to the outstanding litigation because it has not yet been determined if a liability has been incurred and if so, if the liability can be reasonably estimated (see Note 9D). Legal costs incurred in connection with loss contingencies are expensed as incurred.

R.	Warrants with down-round protection

Warrants that were issued during fiscal year 2011 to a certain non-employee, which include down-round protection that would adjust the strike price of the warrants to a price per share at which the Company will subsequently issue stock, if such price per share is less than the original strike price of the warrants, were classified as a liability and measured at fair value through earnings.

S.	Fair value measurements

The Company applies ASC Topic 820-10 (formerly SFAS 157, "Fair Value Measurements") which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and requires disclosures for fair value measurements.

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of June 30, 2012 and December 31, 2011, the Company measured the liability with respect to warrants with down-round protection at fair value. Such fair value measurement is classified as level 3 of the fair value hierarchy.

T.	Recently issued accounting pronouncements

1.	ASC Topic 220, "Comprehensive Income"

Effective January 1, 2012, the Company adopted retrospectively the provisions of Accounting Standard Update No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 eliminated the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

The adoption of ASU 2011-05 did not have a material impact on the consolidated financial statements.

2.	ASC Topic 210, "Balance Sheet"

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities" (ASU 2011-11). ASU 2011-11 enhances disclosures about financial instruments and derivative instruments that are either offset in accordance with the Accounting Standards Codification or are subject to an enforceable master netting arrangement or similar agreement.

The amended guidance will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods (fiscal year 2013 for the Company) and should be applied retrospectively to all comparative periods presented.

The Company is currently evaluating the impact that the adoption of ASU 2011-11 would have on its consolidated financial statements, if any.

OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2012
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 3	-	OTHER CURRENT ASSETS

	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Related parties	-	-	11,578
Prepaid expenses	10,039	21,282	14,391
Government Institution (*)	48,135	70,346	53,363
Other	42,403	1,189	6,372
	100,577	92,817	85,704

(*)	Represents amounts prepaid by Integrity Israel to the Israeli tax authorities or amounts owed to Integrity Israel by the Israeli Value Added Tax authorities.

PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4	-	PROPERTY AND EQUIPMENT, NET

	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Computers	77,408	75,982	68,704
Furniture and office equipment	105,664	108,485	74,879
Leasehold improvements	22,793	23,401	25,195
	205,865	207,868	168,778
Less - accumulated depreciation	(134,075)	(125,000)	(111,428)
	71,790	82,868	57,350

In the six month periods ended June 30, 2012 and 2011, and in the years ended December 31, 2011, 2010 and 2009, depreciation was US$ 12,741, US$ 10,398, US$ 23,045, US$ 19,153 and US$ 20,837, respectively, and additional equipment was purchased in an amount of US$ 3,516, US$ 47,750, US$ 54,619, US$ 8,725 and US$ 5,007, respectively.

ACCOUNTS PAYABLE	6 Months Ended
Jun. 30, 2012
ACCOUNTS PAYABLE [Abstract]
ACCOUNTS PAYABLE
NOTE 5	-	ACCOUNTS PAYABLE
	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Open accounts	75,336	57,662	8,354
Checks payable	60,890	14,101	2,312
	136,226	71,763	10,666

OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2012
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 6	-	OTHER CURRENT LIABILITIES

	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Related parties	-	-	50,133
Employees and related institutions	183,602	130,918	110,436
Accrued expenses and other	44,336	80,360	98,017
	227,938	211,278	258,586

LINE OF CREDIT	6 Months Ended
Jun. 30, 2012
LINE OF CREDIT [Abstract]
LINE OF CREDIT
NOTE 7	-	LINE OF CREDIT

As of June 30, 2012, the Company did not use any of its credit facilities with its Israeli banks. As of June 30, 2012, the Company had an unutilized credit line of approximately US$ 76,472 (NIS 300,000).

LONG-TERM LOANS FROM STOCKHOLDERS	6 Months Ended
Jun. 30, 2012
LONG-TERM LOANS FROM STOCKHOLDERS [Abstract]
LONG-TERM LOANS FROM STOCKHOLDERS
NOTE 8	-	LONG-TERM LOANS FROM STOCKHOLDERS

During the years 2003-2004, Integrity Israel received loans from stockholders (three separate lenders). The loans are indexed to the Israeli Consumer Price Index from their origination date and bear no interest.

These loans are not required to be repaid until the first year in which the Company reports profits in its annual statements of operations (accounting profit). The Company has not reported any profits since inception and does not expect to report profit in the near future. Accordingly, the loans have been presented as long-term liabilities. At such time as the Company reports profits, repayment of the stockholder loans is to be made from cash flows that will be received from sales, such that 10% of the total sales of the Company after deduction of VAT in every quarter, starting with the quarter following the first year in which the Company reports profits in its annual statement of operations, will be transferred to the lenders, until full repayment of the loans. However, notwithstanding the abovementioned mechanism, the Company will not be required to repay the loans during any time when such repayment would cause a deficit in the Company's working capital.

As of June 30, 2012, no repayments of the stockholders loans have been made.

As of December 31, 2011 and June 30, 2012, such loans are not expected to be repaid before January 1, 2014.

COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES[Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9	-	COMMITMENTS AND CONTINGENT LIABILITIES

A.
On March 4, 2004, the OCS agreed to provide Integrity Israel with a grant of NIS 420,000, or approximately US$ 93,462, for its plan to develop a non-invasive blood glucose monitor (the "development plan"). This grant constituted 60% of Integrity Israel's research and development budget for the development plan. Due to Integrity Israel's acceptance of this grant, it is subject to the provisions of the Israeli Law for the Encouragement of Industrial Research and Development of 1984 (the "R&D Law"). Integrity Israel is required to pay royalties to the OCS on the proceeds from the sale of the Company's systems resulting from research and development projects for which the OCS provided a grant. The maximum royalties payable by Integrity Israel will be an amount equal to US$93,462, plus interest from the date of grant at LIBOR. In the first 3 years of sales, Integrity Israel will be required to pay a 3% royalty on the sale of any product developed under the research and development projects. In the fourth, fifth and sixth years of sales, Integrity Israel will be required to pay a 4% royalty on sales of such products and from the seventh year onward Integrity Israel will be required to pay a 5% royalty. Integrity Israel was entitled to the grant only upon incurring research and development expenditures. There were no future performance obligations related to the grant received from the OCS. As of June 30, 2012, the contingent liabilities with respect to the grants received from the OCS subject to repayment under this royalty agreement on future sales equal an amount of US$ 93,462, not including interest. There is no expiration date with respect to Integrity Israel's obligations to pay royalties to the OCS in respect of the above.

B.
Integrity Israel currently leases approximately 3,100 sq. ft. of office space in the city of Ashkelon, Israel for its principal offices and prototype laboratory. The lease term began on February 1, 2006 and was extended until January 31, 2009. Pursuant to a verbal agreement with the landlord, Integrity Israel currently leases these facilities on a monthly basis at a cost of NIS 11,500 plus VAT per month (US$ 2,931).

C.
In 2010, the Company engaged Andrew Garrett, Inc. as its exclusive placement agent (the "Placement Agent") in connection with an offering on a "best efforts" basis of a minimum 560,000 shares (US$ 3,500,000) of the Company's Common Stock and a maximum of 2,000,000 shares of the Company's Common Stock (US$ 12,500,000) (the "Offering"). Pursuant to a placement agent agreement with the Placement Agent, the Placement Agent (or its sub-agents) was entitled to receive, as a commission, an amount equal to 7% of the funds raised in the Offering, such amounts to be paid in cash, plus 3% of the funds as a management fee plus a 3% non-accountable expense allowance (13% in the aggregate). In addition, the Placement Agent agreement required the Company to issue to the Placement Agent (or its sub-agents) warrants to purchase up to 10% of the shares of Common Stock issued to investors (or underlying convertible securities issued to investors) in connection with the Offering at a price per share that will be equal to the offering price. The warrants to be issued to the Placement Agent include a limited period (until September 1, 2012) down-round protection under which the strike price of the warrants would be adjusted to a price per share at which the Company will subsequently issue stock, if such price per share is less than the original strike price of the warrants. See also Note 2R.

In connection with the Offerings described in Note 10, the Company paid to the Placement Agent US$ 366,412 and US$ 753,850, respectively, in cash during 2011 and 2010, respectively. In addition, the Company issued to the Placement Agent warrants to purchase 45,097 and 83,281 shares, respectively, of the Company's Common Stock with an exercise price of US$ 6.25 per share. The warrants expire on the fifth anniversary of the date on which the shares of common stock underlying such warrants are fully registered with the SEC. The warrants include customary adjustment provisions for stock splits, reorganizations and other similar transactions and provide for anti-dilution protection until September 1, 2012 for certain issuances of common stock by us for less than US$ 6.25 per share (see down-round protection, described above).

D.
Y.H. Dimri Holdings, which was a shareholder of Integrity Israel prior to the reorganization and merger described in Note 1 ("Dimri"), has alleged (post the reorganization) that, in connection with such reorganization, certain of Dimri's rights in Integrity Israel were violated. Under Dimri's investment agreement, certain rights in Integrity Israel were granted to Dimri, including an anti-dilution provision that provided that Dimri's holdings in Integrity Israel would not be diluted below 18% of Integrity Israel's issued capital shares as a result of any investment in Integrity Israel. On the date of the reorganization, Dimri owned 18% of Integrity Israel's ordinary shares and, therefore, upon the completion of the reorganization, Dimri was entitled to receive 18% of the shares of common stock of the Company outstanding on such date in exchange for his shares in Integrity Israel, subject to the fulfillment of certain requirements. The Company's management, considering the legal advice of Israeli legal counsel, believe that, given Dimri no longer owns shares in Integrity Israel as a result of the reorganization, rights attached to the shares in Integrity Israel no longer exist in Integrity Israel and do not and have never existed in the Company. However, Dimri has refused to acknowledge or agree to the termination of these rights and has challenged the Company's position.

On June 23, 2011, Mr. Dimri appealed to the District Court of HaMerkaz District in Petah Tikva, Israel, requesting the court to appoint an arbitrator to decide the dispute between Integrity Israel, the founders of Integrity Israel and Mr. Dimri (HPB 40754-06-11). On September 25, 2011, Integrity Israel's legal counsel filed an answer with the Court, disputing the facts and allegation raised in Dimri's motion and suggesting choosing an arbitrator with certain capacities, experience and skills. At a hearing held on October 11, 2011, the court appointed an arbitrator in this matter. On November 27, 2011, the proposed arbitrator informed the court that he would not be able to serve as an arbitrator in this matter. On December 26, 2011, new arbitrator was appointed in this matter.

On February 14, 2012, a first procedural meeting took place with the appointed arbitrator, as a result of which Dimri was required to submit a statement of claim to the arbitrator (with a copy to the defendants' attorneys) by March 15, 2012. On March 20, 2012, Dimri submitted a statement of claim to the arbitrator and pled for a declaratory judgment against Integrity Israel and the Founders of Integrity Israel. Dimri claimed that its rights under the loan and investment agreement, Integrity Israel's Articles of Association and two other internal agreements entered into among the Founders of Integrity Israel are valid and in effect. Dimri also pled for an injunction requiring the founders of Integrity Israel to transfer shares of their Common Stock held by them to Dimri, from time to time, in such amounts necessary so that Dimri's holdings in them would not be diluted below 18% of their issued share capital at any time. The defendants in the arbitration submitted a statement of defense on May 28, 2012 and Dimri submitted a reply on June 14, 2012. At a preliminary session held on June 19, 2012, the arbitrator suggested that the parties meet with him in order to examine whether a settlement can be reached. A meeting for this purpose had been set for August 27, 2012 but has been postponed by the arbitrator. A new meeting date has not yet been set. The arbitrator also decided that in case no settlement can be achieved, Dimri will submit his affidavits until August 31, 2012. The defendants shall submit their affidavits until October 31, 2012. Testimony hearings and Summary hearings have been set for December 2012.

The Company does not know what other actions Mr. Dimri will ultimately bring, if any, and against whom they will be brought. Nevertheless, the Company, its legal counsel and Integrity Israel's legal counsel believe that the Company and Integrity Israel have substantial defenses to any such claims and appropriate claims and counterclaims of their own and they intend to strongly defend against any such action by Mr. Dimri and to assert their own claims and counterclaims as they deem necessary.

Notwithstanding the aforesaid, the Company, considering the advice of its Israeli legal counsel, is unable to assess or make any estimate of the amount of the reasonably possible range of loss, if any. Accordingly, no provision has been made for this claim.

SHARE CAPITAL	6 Months Ended
Jun. 30, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 10	-	SHARE CAPITAL

A.	Description of the rights attached to the Shares in the Company

Each share of Common Stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders are not permitted to vote their shares cumulatively. Accordingly, the stockholders of the Company's Common Stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of Common Stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

B.	Stock-based compensation

1.	Grants to non-employees

a.
During 2005, Integrity Israel granted to three consultants an aggregate sum of 144,250 of its ordinary shares of NIS 0.01 par value as consideration for consulting services. The compensation expense was recorded as an expense over the consulting service period (varying from 2 months to 2 years).

The non-cash compensation recorded with respect to such grants was US$ 123,625, US$ 229,564 and US$ 175,516 for the years 2007, 2006 and 2005, respectively. The fair value of the shares was based on the recent share price applicable.

Following the merger with Integrity Israel, the shares were replaced with shares of common stock of the Company.

b.
In October 2006, the Company granted options to purchase an aggregate of 45,531 shares, at an exercise price of US$ 4.305 per share, in consideration of investor finders. In November 2008, the Company granted options to purchase an aggregate of 8,989 shares, at an exercise price of US$ 5.517 per share, in consideration of investor finders. The fair value of each grant was based on the most recent share price with respect to the relevant grant date.

Following the merger with Integrity Israel, the options were replaced with options of the Company.

c.	See Note 9C.

2.	Grants to employees

a.
During 2005-2006, Integrity Israel granted to two individuals (an officer and a director), options exercisable into 24,394 options of NIS 0.01 par value of Integrity Israel. The exercise price per share of each option was US$ 3.49 (with respect to 4,486 options) and US$ 3.84 (with respect to 19,908 options). The vesting period was three years with respect to the 4,486 options and two months with respect to the 19,908 options.

The total non-cash compensation recorded with respect to such grants was US$ 45,291, US$ 2,435 and US$ 203 for the years 2007, 2006 and 2005, respectively. The fair value of the grants, which was estimated using Black-Scholes option pricing model, was based, among other factors, on the most recent share price with respect to the relevant grant date.

Following the merger with Integrity Israel, the options were replaced with options of the Company.

b.
In August 2007, Integrity Israel's Board of Directors ("Integrity Israel's Board") approved a stock option plan ("Integrity Israel's plan") for the grant, without consideration of options exercisable into ordinary shares of NIS 0.01 par value of Integrity Israel to employees, officers and directors of Integrity Israel. The exercise price and vesting period for each grantee of options was determined by Integrity Israel's Board and specified in such grantee's option agreement. The options were to vest over a period of 1-12 quarters based on each grantee's option agreements. Any option not exercised within 10 years after the date of grant thereof will expire.

In July 2010, following the merger with Integrity Israel, the Company adopted the 2010 Share Incentive Plan (the "2010 Share Incentive Plan"), pursuant to which the Company's Board of Directors is authorized to grant options exercisable into Common Stock of the Company. The Company has reserved 529,555 shares of Common Stock for issuance under the plan. The purpose of the 2010 Share Incentive Plan is to offer an incentive to employees, directors, officers, consultants, advisors, suppliers and any other person or entity whose services are considered valuable to the Company, as well as to replace the Integrity Israel Plan and to replace all options granted in the past by Integrity Israel.

Upon the adoption of the 2010 Share Incentive Plan, all options granted under the Integrity Israel Plan were replaced by options subject to the 2010 Share Incentive Plan on a 1 for 1 basis.

As of June 30, 2012, 109,329 options have been granted to employees and 21,641 options to non-employees (excluding the options granted to related parties - see Notes 16A and 16B). All options granted in the Integrity Israel Plan were replaced with options of the Company and are subject to the 2010 Share Incentive Plan. The non-cash compensation relating to options granted to employees and directors was US$ 8,201 and US$ 320 during the six month periods ended June 30, 2012 and 2011, respectively, and US$ 320, US$ 14,575 and US$ 12,171 during the years ended December 31, 2011, 2010 and 2009, respectively.

As of June 30, 2012, there are 167,843 shares available for future grants under the 2010 Share Incentive Plan.

As of June 30, 2012, there were approximately US$ 181,610 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the grants. This amount, which relate to the grants described in Note 16A and B, is expected to be recognized in the second half of the 2012 and the 2013 fiscal year.

The following tables present a summary of the status of the grants to employees, officers and directors as of June 30, 2012 and December 31, 2011, 2010 and 2009, respectively:

	Number	Weighted average exercise price (US$)
Six month period ended June 30, 2012 (unaudited)
Balance outstanding at beginning of period	454,354	5.44
Granted	17,500	6.25
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the period	471,854	5.47
Balance exercisable at the end of the period	113,342	2.99

	Number	Weighted average exercise price (US$)
Year ended December 31, 2011
Balance outstanding at beginning of year	428,367	5.37
Granted (*)	29,315	6.25
Exercised	-	-
Forfeited	(3,328)	3.84
Balance outstanding at end of the year	454,354	5.44
Balance exercisable at the end of the year	110,142	2.9

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2010
Balance outstanding at beginning of year	109,197	2.81
Granted (*)	314,897	6.25
Granted	4,273	6.02
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	428,367	5.37
Balance exercisable at the end of the year	109,197	2.81

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2009
Balance outstanding at beginning of year	106,213	2.73
Granted	2,984	5.52
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	109,197	2.81
Balance exercisable at the end of the year	106,213	2.73

The aggregate intrinsic value of the awards exercisable as of June 30, 2012, December 31, 2011 and 2010 is US$ 368,926, US$ 368,926 and US$ 375,638, respectively. The aggregate intrinsic value of the awards outstanding as of June 30, 2012, December 31, 2011 and 2010 is US$ 368,926, US$ 368,926 and US$ 376,963, respectively. This amount represents the total intrinsic value, based on management's estimate of the Company's stock price of US$ 6.25 as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively, less the weighted exercise price. Such calculation represents the total potential amount received by the option holders, had all the option holders exercised their options on each of those dates.

The following tables summarize information about options outstanding at June 30, 2012 and December 31, 2011 and 2010, respectively:

(Unaudited)
Exercise prices	Outstanding at June 30, 2012		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at June 30, 2012	Weighted average exercise price
US$
1.72	46,004		5.1	1.72	46,004	1.72
3.27	30,966		3.4	3.27	30,966	3.27
3.48	4,486		3.4	3.48	4,486	3.48
3.63	4,849		5.1	3.63	4,849	3.63
3.84	16,580		4.5	3.84	16,580	3.84
5.52	2,984		7.1	5.52	2,984	5.52
6.02	4,273		4.6	6.02	4,273	6.02
6.25	344,212	(*)	8.5	-	-	-
6.25	17,500		8.5	6.25	3,200	6.25
	471,854				113,342

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2011		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2011	Weighted average exercise price
US$
1.72	46,004		5.6	1.72	46,004	1.72
3.27	30,966		3.9	3.27	30,966	3.27
3.48	4,486		3.9	3.48	4,486	3.48
3.63	4,849		5.6	3.63	4,849	3.63
3.84	16,580		5.0	3.84	16,580	3.84
5.52	2,984		7.6	5.52	2,984	5.52
6.02	4,273		5.1	6.02	4,273	6.02
6.25	344,212	(*)	9.0	-	-	-
	454,354				110,142

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2010		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2010	Weighted average exercise price
US$
1.72	46,004		6.6	1.72	46,004	1.72
3.27	30,966		4.9	3.27	30,966	3.27
3.48	4,486		4.9	3.48	4,486	3.48
3.63	4,849		6.6	3.63	4,849	3.63
3.84	19,908		6.0	3.84	19,908	3.84
5.52	2,984		8.6	5.52	1,493	5.52
6.02	4,273		6.12	6.02	1,491	6.02
6.25	314,897	(*)	10.0	-	-	-
	428,367				109,197

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

	1-6/2012	2011	2010	2009
Dividend yield (%)	0	0	0	0
Expected volatility (%) (*)	50	50	50	50
Risk free interest rate (%)	2	2	2	2
Expected term of options (years) (**)	3-6	5-6	5-6	5-6
Exercise price (US dollars)	6.25	6.25	6.02/6.25	5.52
Share price (US dollars) (***)	6.25	6.25	6.02/6.25	5.52
Fair value (US dollars)	3.08	3.08	2.81/3.08	1.42

(*)	Due to the fact that the Company was a nonpublic entity until November 2011, the expected volatility was based on the historic volatility of public companies which operate in the same industry sector.

(**)
Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with Staff Accounting Bulletin No. 110.

(***)	The fair value of the share was based on the most recent share prices, as applicable to each grant.

C.	Convertible notes

1.
In April 2010, the Company issued Secured Notes ("Senior Notes") in the aggregate initial principal amount of US$ 999,000 together with rights to acquire Common Stock following the reorganization and merger described in Note 1. The principal amount of the notes, together with any interest accrued but unpaid thereon, and any fees and charges, are referred to collectively as the "Outstanding Amount" of such Senior Notes.

The Senior Notes provided for an interest rate of 9% per annum and were due and payable on the first to occur of (a) the date of the closing of the Company's next Qualified Financing (as defined therein); or (b) August 9, 2010, provided that the holders of Senior Notes were permitted to extend the date in clause (b) by up to 60 days with respect to all of the Senior Notes (the "Maturity Date"). Interest on the Senior Notes was to be paid on the Maturity Date if such interest was not exchanged for Common Stock in the manner described above.

Immediately after the initial closing of the Offering, each purchaser of a Senior Note (a "Senior Note Purchaser") was entitled to receive Common Stock issued and sold at the closing of the Offering in accordance with the following:

(i)
If the Senior Note Purchaser elected to be repaid under its Senior Note in shares of Common Stock in lieu of any cash, such Senior Note Purchaser received the number of shares of Common Stock equal to the quotient obtained by dividing (a) 200% of the unpaid portion of the Outstanding Amount of such Senior Note Purchaser's Senior Note by (b) the offering price per share of the Common Stock, rounded to the nearest whole share; or

(ii)
If the Senior Note Purchaser did not make the election in clause (i) above, such Senior Note Purchaser instead received the number of shares of Common Stock equal to the quotient obtained by dividing (a) 100% of the unpaid portion of the Outstanding Amount of such Senior Note Purchaser's Senior Note by (b) the offering price per share of the Common Stock, rounded to the nearest whole share, in addition to a cash payment equal to the Outstanding Amount of such Senior Note Purchaser's Senior Note pursuant to the terms thereof.

The original amount of the Senior Notes (US$ 999,000), which entitled the holders of the Senior Notes to an either cash or stock settlement at a price per share equal to the fair value of the share that would be determined at the offering, represented stock-settled debt under the provisions of ASC Topic 47-20, "Debt-Debt with Conversion and Other Options". Due to the conversion price, the Company has determined that this component did not provide an active beneficial conversion feature. However, the entitlement of the Senior Note holders to receive a fixed value of Common Stock in an amount equal to 100% of the original amount of the Senior Notes (in addition to the stock settled debt described above), which represented an obligation to issue a variable number of shares under the provisions of ASC Topic 480, "Distinguishing Liabilities from Equity" (totaling US$ 999,000), was recognized as a stock-based interest compensation (which was included among financing expenses, net), over the term of the Senior Notes (April 2010 - August 2010).

On December 16, 2010, the Company completed an initial closing of the Offering, at which the Company issued 87,977 shares of Common Stock to certain holders of Senior Notes, who held an amount of US$ 549,797 (including unpaid interest) and elected to be repaid in shares. The remaining amount of the Senior Notes, US$ 527,396 (including unpaid interest), was settled in cash.

In addition, the Company issued 171,208 shares of Common Stock to the holders of Senior Notes as a repayment of the obligation to issue a variable number of shares. The fair value of the shares (US$ 1,069,244) represented 100% of the original amount of the Senior Notes and interest accumulated up to the Offering date.

The Company issued to the Placement Agent warrants to purchase an aggregate of 25,919 shares of Common Stock with an exercise price of US$ 6.25 and paid the Placement Agent US$ 129,870 in cash (see Note 9C).

2.
In November 2010, Integrity Israel issued Unsecured Junior Promissory Notes ("Junior Notes") in the aggregate initial principal amount of US$ 170,000 (of which US$ 25,000 was received in 2011). The Junior Promissory Notes were substantially similar to the Senior Notes, except that immediately after the initial closing of the Offering, each holder of Junior Promissory Notes was entitled to receive the number of shares of Common Stock equal to the quotient obtained by dividing (i) 200% of the Outstanding Amount of such holder's Junior Promissory Note by (ii) the price per share of the Common Stock in the Offering, rounded to the nearest whole share. The entitlement to receive a fixed value of Common Stock sold at the closing of the Offering in an amount equal to 200% of the original amount of the Junior Notes was recognized as an obligation to issue a variable number of shares under the provisions of ASC Topic 480, "Distinguishing Liabilities from Equity", accordingly an amount equal to 100% of the original amount of the Junior Notes was recognized as stock-based interest compensation (which was included among financing expenses, net) over the term of the Junior Notes (November 2010 - December 2010).

On December 16, 2010, the Company completed an initial closing of the Offering, at which, 54,792 shares of Common Stock were issued to the purchasers of the Junior Promissory Notes pursuant to the terms and in full repayment of such Junior Promissory Notes. The fair value of the shares (US$ 345,100) represented 200% of the original amount of the Senior Notes and interest accumulated up to the Offering date.

The Company issued to the Placement Agent warrants to purchase an aggregate of 5,480 shares of Common Stock with an exercise price of US$ 6.25 and paid the Placement Agent US$ 77,292 in cash (see Note 9C).

D.
On December 16, 2010, the Company completed an initial closing of the Offering at which the Company received an amount of US$ 3,016,250 for 482,600 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 48,260 shares of Common Stock at the third closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 392,112 in cash (see Note 9C).

E.
On December 30, 2010, the Company completed a second closing of the Offering at which the Company received an amount of US$ 300,000 for 48,000 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 4,800 shares of Common Stock at the third closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 39,000 in cash (see Note 9C).

F.
On January 31, 2011, the Company completed a third closing of the Offering at which the Company received an amount of US$ 102,000 for 16,320 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 1,632 shares of Common Stock at the third closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 13,260 in cash (see Note 9C).

G.
On March 31, 2011, the Company completed a fourth closing of the Offering at which the Company received an amount of US$ 567,300 for 90,768 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 9,077 shares of Common Stock at the fourth closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 73,749 in cash (see Note 9C).

H.
On April 29, 2011, the Company completed a fifth closing of the Offering at which the Company received an amount of US$ 250,000 for 40,000 shares of common stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 4,000 shares of common-stock at the fifth closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 32,500 in cash (see Note 9C).

I.
On May 31, 2011, the Company completed a sixth closing of the Offering at which the Company received an amount of US$ 213,750 for 34,200 shares of common stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 3,420 shares of common-stock at the sixth closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 27,788 in cash (see Note 9C).

J.
On July 29, 2011, the Company completed a seventh closing of the Offering at which the Company received an amount of US$ 1,685,500 for 269,680 shares of Common Stock. The Company issued to the Placement Agent warrants to purchase an aggregate of 26,968 shares of common-stock at the seventh closing with a exercise price of US$ 6.25 and paid the Placement Agent US$ 219,115 in cash (see Note 9C).

K.	Purchasers of the common stock in the Offering are entitled to anti-dilution protection until September 1, 2012 for certain issuances of common stock by the Company for less than US$ 6.25 per share.

RESEARCH AND DEVELOPMENT EXPENSES, NET	6 Months Ended
Jun. 30, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 11	-	RESEARCH AND DEVELOPMENT EXPENSES, NET

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Salaries and related expenses	655,526	550,095	348,164	289,116	1,194,170	557,042	482,662	5,502,548
Professional fees	103,029	85,611	60,774	57,654	210,674	94,711	205,903	1,545,782
Materials	86,448	32,329	45,894	14,171	60,360	19,114	56,791	566,163
Depreciation	12,741	10,398	6,244	6,103	22,835	53,219	44,948	238,416
Travel expenses	10,951	23,818	3,112	8,385	119,498	58,215	25,195	355,018
Vehicle maintenance	16,806	15,135	6,499	8,087	33,856	33,697	30,411	258,226
Other	68,027	63,728	37,775	24,115	147,908	118,058	159,198	1,136,551
	953,528	781,114	508,462	407,631	1,789,301	934,056	1,005,108	9,602,704
Less:Grants from the OCS (*)	-	-	-	-	-	-	-	(93,462)
	953,528	781,114	508,462	407,631	1,789,301	934,056	1,005,108	9,509,242

(*)	See Note 9A.

GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 12	-	GENERAL AND ADMINISTRATIVE EXPENSES

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Salaries and related expenses	137,194	84,161	70,852	41,192	162,221	55,995	55,131	565,158
Professional fees	223,758	96,962	118,537	26,035	336,308	365,398	52,270	1,714,781
Other	87,596	73,613	56,224	21,871	45,616	36,102	57,755	330,343
	448,548	254,736	245,613	89,098	544,145	457,495	165,156	2,610,282

FINANCING (INCOME) EXPENSES, NET	6 Months Ended
Jun. 30, 2012
FINANCING (INCOME) EXPENSES, NET [Abstract]
FINANCING (INCOME) EXPENSES, NET
NOTE 13	-	FINANCING (INCOME) EXPENSES, NET

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Linkage difference on principal of loans from stockholders	5,869	8,579	3,485	4,628	24,934	15,909	10,617	182,918
Exchange rate differences	3,950	8,728	3,125	14,915	(4,638)	(51,844)	18,210	220,063
Stock-based interest compensation to holders of convertible notes (see Note 10C)	-	-	-	-	-	1,214,943	-	1,214,943
Interest expenses on credit from banks and other	3,567	3,764	1,285	385	10,597	17,987	3,205	(22,906)
Interest expenses and other, related to convertible notes	-	-	-	-	-	200,812	-	200,812
Change in the fair value of warrants with round-down protection	(43,051)	-	(24,512)	-	-	-	-	(24,512)
	(29,665)	21,071	(16,617)	19,928	30,893	1,397,807	32,032	1,771,318

INCOME TAX	6 Months Ended
Jun. 30, 2012
INCOME TAX [Abstract]
INCOME TAX
NOTE 14	-	INCOME TAX

A.	Measurement of results for tax purposes under the Israeli Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustment Law")

Until December 31, 2007, Integrity Israel reported for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index.

Results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI"). Commencing January 1, 2008, the Inflationary Adjustment Law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are to be measured on a nominal basis.

B.	Reduction in Israeli corporate tax rates

On July 25, 2005, the Israeli Parliament passed an amendment to the Income Tax Ordinance (No. 147) - 2005, gradually reducing the tax rate applicable to the Company to the following rates for the years indicated in 2006 - 31%, in 2007 - 29%, in 2008 - 27%, in 2009 - 26% and in 2010 and thereafter - 25%.

On July 23, 2009, as part of the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for the years 2009 and 2010) - 2009 (the "Arrangements Law"), article 126 of the Income Tax Ordinance (New Version) - 1961 was amended, whereby the Israeli corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, to the following rates for the years indicated: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20% and 2016 and thereafter - 18%.

In accordance with the Law for the Change in the Tax Burden (Legislative Amendments) - 2011, commencing from December 5, 2011, the blueprint for the reduction in corporate tax set out in the Arrangements Law was cancelled so that following the amendment, the Israeli corporate tax rate was changed to the following rates for the years indicated: 2011 - 24%, commencing in 2012 and thereafter - 25%.

C.	Tax assessments

The Company and Integrity Israel have not received final tax assessments since their inception.

D.	Carryforward tax losses

As of December 31, 2011, the Company and Integrity Israel had loss carry forward balances for income tax purposes of nearly US$ 0.5 million and US$ 9.7 million, respectively, that may be available to offset future taxable income, if any.

E.	The following is a reconciliation between the theoretical tax on pre-tax income, at the tax rate applicable to the Company (federal tax rate) and the tax expense reported in the financial statements:

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Pretax loss	(1,372,411)	(1,056,921)	(737,458)	(516,657)	(2,364,339)	(2,788,446)	(1,202,296)
Federal tax rate	35%	35%	35%	35%	35%	35%	35%
Income tax benefit computed at the ordinary tax rate	(480,344)	(369,922)	(258,110)	(180,830)	(827,519)	(975,956)	(420,804)
Non-deductible expenses	2,306	2,483	1,153	1,241	4,885	4,688	4,463
Stock-based compensation	69,033	66,274	35,952	33,081	132,325	5,101	4,260
Stock-based interest compensation to holders of convertible notes	-	-	-	-	-	425,229	-
Tax in respect of differences in corporate tax rates	137,241	105,692	73,746	51,666	236,434	278,844	252,483
Losses and timing differences in respect of which no deferred taxes were generated	271,764	195,473	147,259	94,842	453,875	262,094	159,598
	-	-	-	-	-	-	-

F.
Deferred taxes result principally from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes. Significant components of the Group's future tax assets are as follows:

	US dollars
	June 30,		December 31,
	2012	2011	2011	2010	2009
	(unaudited)
Composition of deferred tax assets:
Provision for employee-related obligation	44,862	39,183	42,137	36,568	37,561
Non-capital loss carry forwards	3,184,220	2,551,746	2,890,426	2,393,919	1,768,416
Valuation allowance	(3,229,082)	(2,590,929)	(2,932,563)	(2,430,487)	(1,805,977)
	-	-	-	-	-

LOSS PER SHARE	6 Months Ended
Jun. 30, 2012
LOSS PER SHARE [Abstract]
LOSS PER SHARE
NOTE 15	-	LOSS PER SHARE

The loss and the weighted average number of shares used in computing basic and diluted loss per share for the six and three month periods ended June 30, 2012 and 2011, and for the years ended December 31, 2011, 2010 and 2009, are as follows:

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Loss for the period	1,372,411	1,056,921	737,458	516,657	2,364,339	2,788,446	1,202,296

	Number of shares
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Weighted average number of shares used in the computation of basic and diluted earnings per share	5,295,543	4,922,582	5,295,543	4,989,720	5,091,330	4,034,706	3,995,805
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share (*)	600,232	555,764	600,232	555,764	582,732	511,648	109,197

(*)
All stock issuable upon the exercise of all outstanding stock options and warrants and conversion of convertible notes (with respect to fiscal year 2010 calculation of EPS) have been excluded from the calculation of the diluted net loss per share for all the reported periods, since the effect of the shares issuable with respect of these instruments was anti-dilutive.

RELATED PARTIES	6 Months Ended
Jun. 30, 2012
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 16	-	RELATED PARTIES

A.
Avner Gal, the owner of approximately 7.8% of the Company's outstanding Common Stock entered into an employment agreement with Integrity Israel in July 2010 pursuant to which Mr. Gal agreed to continue to serve as the chief executive officer and managing director of Integrity Israel. The agreement was approved by the board of directors and stockholders of Integrity Israel. Mr. Gal's employment agreement provides for an annual salary of NIS 480,000 (US$ 122,355) and an annual bonus to be determined by the Board of Directors and an additional sum provided that Mr. Gal reaches certain milestones approved by the Board, as well as the payment of certain social and insurance benefits and the use of a group four car. The agreement also provides for a renegotiation of Mr. Gal's annual salary on the one-year anniversary thereof and the renegotiation of Mr. Gal's bonus formula once Integrity Israel has begun commercialization of its products. The agreement is terminable by either party on 180 days notice, immediately by Integrity Israel with the payment of an amount equal to 180 days of annual salary, or immediately by Integrity Israel for cause (as defined in the agreement) without the payment of severance. Mr. Gal is subject to a non-compete and a confidentiality agreement during the term of the agreement and for one year thereafter.

In connection with the Offering, Mr. Gal was entitled to receive options to purchase 5% of all issued and outstanding Common Stock of the Company after the offering for sale of a minimum 560,000 shares ($3,500,000) of the Company's Common Stock and a maximum of 2,000,000 shares of the Company's Common Stock ($12,500,000). The Offering (which commenced in December 2010) was completed in July 2011 and, as a result, Mr. Gal became entitled to receive a grant of 264,778 options. The options, which were granted of March 12, 2012, shall be vest in 3 equal installments, in accordance with the achievement of the following milestones: (i) submission of clinical trials' results to the Notified Body; (ii) CE mark approval; (iii) FDA approval. The options will be exercisable at $6.25 per share. In the event of a merger and/or acquisition in which one or more of the abovementioned milestones have not yet been met, the options shall be deemed vested on the date of the merger and/or acquisition. All options granted as described above are subject to the terms of the 2010 share incentive plan.

The total non-cash compensation recorded with respect to such grants was US$ 145,412 for the six months ended June 30, 2012 and US$ 290,824 for the year ended December 31, 2011. The fair value of the shares was calculated on the date of grant and was based on the recent share price applicable.

B.
David Malka, the owner of 3.5% of the Company's outstanding Common Stock entered into an employment agreement with Integrity Israel in July 2010 pursuant to which Mr. Malka agreed to continue to serve as the vice president of operations of Integrity Israel. The agreement was approved by the board of directors and stockholders of Integrity Israel. Mr. Malka's employment agreement provides for an annual salary of NIS 240,000 (US$ 61,177) and an annual bonus to be determined by the Board of Directors in its sole discretion and an additional sum provided that Mr. Malka reaches certain milestones approved by the Board, as well as the payment of certain social and insurance benefits and the use of a group three car. The agreement also provided for a renegotiation of Mr. Malka's annual salary on the one-year anniversary thereof and the renegotiation of Mr. Malka's bonus formula once Integrity Israel has begun commercialization of its products. The agreement is terminable by either party on 90 days notice, immediately by Integrity Israel with the payment of an amount equal to 90 days of annual salary, or immediately by Integrity Israel for cause (as defined in the agreement) without the payment of severance. Mr. Malka is subject to a non-compete and confidentiality agreement during the term of the agreement and for one year thereafter.

In connection with the Offering, Mr. Malka was entitled to receive options to purchase 1.5% of all issued and outstanding Common Stock of the Company after the offering for sale of a minimum 560,000 shares ($3,500,000) of the Company's Common Stock and a maximum of 2,000,000 shares of the Company's common stock ($12,500,000). The Offering (which commenced in December 2010) was completed in July 2011 and, as a result, Mr. Malka became entitled to receive a grant of 79,434 options. The options, which were granted on March 12, 2012, shall be vest, in 3 equal installments, in accordance with the achievement of the following milestones: (i) Submission of clinical trials' results to the Notified Body; (ii) CE mark approval; (iii) FDA approval. The options will be exercisable at $6.25 per share. In the event of a merger and/or acquisition in which one or more of the abovementioned milestones have not yet been met, the options shall be deemed vested on the date of the merger and/or acquisition. All options granted as described above are subject to the terms of the 2010 share incentive plan.

The total non-cash compensation recorded with respect to such grants was US$ 43,6242 for the six months ended June 30, 2012 and US$ 87,248 for the year ended December 31, 2011. The fair value of the shares was calculated on the date of grant and was based on the recent share price applicable.

C.
Zicon Ltd., a company of which Zvi Cohen, a director of the Company and an owner of 6.83% of the Company's outstanding Common Stock, was a principal stockholder, officer and director, has manufactured certain PC boards for Integrity Israel during the years 2006-2010. In the years 2008-2010, total compensation paid by the Company to Zicon has been less than US$ 20,000, each year.

D.	See Notes 3, 6 and 8.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Functional currency
A.	Functional currency

The functional currency of the Company is the US dollar ("US$"), which is the currency of the primary economic environment in which the operations of the Company are conducted and is also the reporting currency of the Group. The functional currency of Integrity Israel is the New Israeli Shekel ("NIS").

The financial statements of the subsidiary were translated into US dollars in accordance with the relevant standards of the FASB. Accordingly, assets and liabilities were translated from NIS to US dollars using period-end exchange rates, and income and expense items were translated at average exchange rates during the period.

Gains or losses resulting from translation adjustments are reflected in stockholders' equity (deficit), under "accumulated other comprehensive income (loss)".

Balances denominated in or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of operations, the exchange rates applicable on the relevant transaction dates are used. Gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses.

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011	2010	2009
Official exchange rate of NIS 1 to US dollar	0.255	0.293	0.262	0.282	0.265

Principles of consolidation
B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary. All significant intercompany balances and transactions have been eliminated on consolidation.

As described in Note 1A above, the merger of Integrity Israel has been accounted for in a manner similar to a pooling of interests at historical cost.

Use of estimates in the preparation of financial statements
C.	Use of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to stock based compensation and to the going concern assumption.

Cash and cash equivalents
D.	Cash and cash equivalents

The Group considers all short-term investments, which are highly liquid investments with original maturities of three months or less at the date of purchase, to be cash equivalents.

Property and equipment, net
E.	Property and equipment, net

1.
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. When an asset is retired or otherwise disposed of, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in the statements of operations.

2.	Rates of depreciation:

%
Computers	33
Furniture and office equipment	7-15
Leasehold improvements	Shorter of lease term and 10 years

Impairment of long-lived assets
F.	Impairment of long-lived assets

The Group's long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. The Group has not recorded any impairment losses in the reported periods.

Deferred income taxes
G.	Deferred income taxes

Deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect when these differences reverse. Valuation allowances in respect of deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition threshold. The Company's accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its financial statements for any of the reported periods and did not recognize any liability with respect to unrecognized tax position in its balance sheets.

Liability for employee rights upon retirement
H.	Liability for employee rights upon retirement

Integrity Israel's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. Integrity Israel makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of Integrity Israel's severance obligations pursuant to the Israeli severance pay laws or labor agreements with its employees. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits/losses.

Commencing 2011, the Company's and its Israeli subsidiary's agreements with certain of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963. Deposits in accordance with Section 14 release the Company from any future severance payments in respect of those employees with respect to the periods for which such deposits were made. Related obligations and liabilities under Section 14 are not recorded as an asset or as a liability in the Company's balance sheet.

Severance expenses for the six month periods ended June 30, 2012 and 2011, and for the years ended December 31, 2011, 2010 and 2009 amounted to US$ 26,832, US$ 9,553, US$ 1,127, US$ 16,284 and US$ 34,485, respectively.

Research and development expenses
I.	Research and development expenses

Research and development expenses are charged to operations as incurred. Grants received from the Government of Israel for development of approved projects were recognized as a reduction of expenses when the related costs were incurred (see also J. below).

Royalty-bearing grants
J.	Royalty-bearing grants

Royalty-bearing grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of the State of Israel (the "OCS") for funding approved research and development projects are recognized at the time Integrity Israel is entitled to such grants, on the basis of the costs incurred, and reduce research and development costs. The cumulative research and development grants received by Integrity Israel from inception through December 2004 amount to US$ 93,462. Integrity Israel has not received any research and development grants since December 2004.

As of June 30, 2012, 2011 and December 31, 2011, 2010 and 2009 the Company has not accrued any royalties, since no revenues were recognized in respect of the funded project.

Loss per share
K.	Loss per share

Basic loss per share is computed by dividing loss for the period by the weighted average number of shares outstanding during the period.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the potential dilution that could occur upon the exercise of options issued or granted using the "treasury stock method" and upon the conversion of convertible notes using the "if-converted method", if the effect of such exercise or conversion is dilutive.

Stock-based compensation
L.	Stock-based compensation

Share-based payments including grants of stock options and shares are recognized in the statement of operations as an operating expense, based on the fair value of the award on the date of grant. The fair value of options is estimated using the Black-Scholes option-pricing model and the fair value of share grants is estimated using recent transaction prices. The Group has expensed compensation costs, net of estimated forfeitures, applying the accelerated vesting method, over the requisite service period or over the implicit service period when a performance condition affects the vesting, and it is considered probable that the performance condition will be achieved.

Share-based payments awarded to consultants (non-employees) are accounted for in accordance with ASC Topic 505-50, "Equity-Based Payments to Non-Employees".

Other comprehensive income (loss)
M.	Other comprehensive income (loss)

Other comprehensive income (loss), presented in stockholders' equity (deficit), includes, gains and losses from the translation of the subsidiary's financial statements from its functional currency to the reporting currency of the Group.

Fair value of financial instruments
N.	Fair value of financial instruments

ASC Topic 825-10, "Financial Instruments" defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash and cash equivalents, other current assets, credit from banking institutions, accounts payable and other current liabilities balances, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization. The fair value of the warrants with down-round protection which were classified as a liability measured at fair value through earnings was estimated using Black-Scholes option-pricing model. The Company did not estimate the fair value of the long-term loans from stockholders which do not bear any interest, since the repayment schedule has not been determined.

Convertible notes
O.	Convertible notes

The Company has considered the provisions of ASC Topic 815, "Derivatives and Hedging", and determined that the conversion feature should not be separated from the host instrument because it did not meet the definition of a derivative. Furthermore, the Company applied ASC Topic 470-20, "Debt - Debt with Conversion and Other Options" which clarifies the accounting for instruments with beneficial conversion features or contingency adjustable conversion ratios. As described in Note 10C, the Company has determined that the convertible notes did not provide a beneficial conversion feature.

The entire balance of the convertible notes (which were issued during fiscal year 2010) was either repaid in cash or converted into Common Stock during fiscal year 2010 (see also Note 10C).

Concentrations of credit risk
P.	Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are deposited with major banks in Israel and the United States of America. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Contingencies
Q.	Contingencies

The Company records accruals for loss contingencies arising from claims, litigation and other sources when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. As of June 30, 2012 and December 31, 2011, the Company has not recorded an expense related to the outstanding litigation because it has not yet been determined if a liability has been incurred and if so, if the liability can be reasonably estimated (see Note 9D). Legal costs incurred in connection with loss contingencies are expensed as incurred.

Warrants with down-round protection
R.	Warrants with down-round protection

Warrants that were issued during fiscal year 2011 to a certain non-employee, which include down-round protection that would adjust the strike price of the warrants to a price per share at which the Company will subsequently issue stock, if such price per share is less than the original strike price of the warrants, were classified as a liability and measured at fair value through earnings.

Fair value measurements
S.	Fair value measurements

The Company applies ASC Topic 820-10 (formerly SFAS 157, "Fair Value Measurements") which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and requires disclosures for fair value measurements.

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of June 30, 2012 and December 31, 2011, the Company measured the liability with respect to warrants with down-round protection at fair value. Such fair value measurement is classified as level 3 of the fair value hierarchy.

Recently issued accounting pronouncements
T.	Recently issued accounting pronouncements

1.	ASC Topic 220, "Comprehensive Income"

Effective January 1, 2012, the Company adopted retrospectively the provisions of Accounting Standard Update No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 eliminated the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

The adoption of ASU 2011-05 did not have a material impact on the consolidated financial statements.

2.	ASC Topic 210, "Balance Sheet"

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities" (ASU 2011-11). ASU 2011-11 enhances disclosures about financial instruments and derivative instruments that are either offset in accordance with the Accounting Standards Codification or are subject to an enforceable master netting arrangement or similar agreement.

The amended guidance will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods (fiscal year 2013 for the Company) and should be applied retrospectively to all comparative periods presented.

The Company is currently evaluating the impact that the adoption of ASU 2011-11 would have on its consolidated financial statements, if any.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Official Exchange Rate
	Six months ended June 30,		Year ended December 31,
	2012	2011	2011	2010	2009
Official exchange rate of NIS 1 to US dollar	0.255	0.293	0.262	0.282	0.265

Schedule of Property and Equipment, Rates of Depreciation
%
Computers	33
Furniture and office equipment	7-15
Leasehold improvements	Shorter of lease term and 10 years

OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets

	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Related parties	-	-	11,578
Prepaid expenses	10,039	21,282	14,391
Government Institution (*)	48,135	70,346	53,363
Other	42,403	1,189	6,372
	100,577	92,817	85,704

(*)	Represents amounts prepaid by Integrity Israel to the Israeli tax authorities or amounts owed to Integrity Israel by the Israeli Value Added Tax authorities.

PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Computers	77,408	75,982	68,704
Furniture and office equipment	105,664	108,485	74,879
Leasehold improvements	22,793	23,401	25,195
	205,865	207,868	168,778
Less - accumulated depreciation	(134,075)	(125,000)	(111,428)
	71,790	82,868	57,350

ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTS PAYABLE [Abstract]
Schedule of Accounts Payable
	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Open accounts	75,336	57,662	8,354
Checks payable	60,890	14,101	2,312
	136,226	71,763	10,666

OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	US dollars
	June 30,	December 31,
	2012	2011	2010
	(unaudited)
Related parties	-	-	50,133
Employees and related institutions	183,602	130,918	110,436
Accrued expenses and other	44,336	80,360	98,017
	227,938	211,278	258,586

SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2012
SHARE CAPITAL [Abstract]
Schedule of Stock Grants Activity
	Number	Weighted average exercise price (US$)
Six month period ended June 30, 2012 (unaudited)
Balance outstanding at beginning of period	454,354	5.44
Granted	17,500	6.25
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the period	471,854	5.47
Balance exercisable at the end of the period	113,342	2.99

	Number	Weighted average exercise price (US$)
Year ended December 31, 2011
Balance outstanding at beginning of year	428,367	5.37
Granted (*)	29,315	6.25
Exercised	-	-
Forfeited	(3,328)	3.84
Balance outstanding at end of the year	454,354	5.44
Balance exercisable at the end of the year	110,142	2.9

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2010
Balance outstanding at beginning of year	109,197	2.81
Granted (*)	314,897	6.25
Granted	4,273	6.02
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	428,367	5.37
Balance exercisable at the end of the year	109,197	2.81

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2009
Balance outstanding at beginning of year	106,213	2.73
Granted	2,984	5.52
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	109,197	2.81
Balance exercisable at the end of the year	106,213	2.73

Schedule of Stock Grants, by Exercise Price Range
(Unaudited)
Exercise prices	Outstanding at June 30, 2012		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at June 30, 2012	Weighted average exercise price
US$
1.72	46,004		5.1	1.72	46,004	1.72
3.27	30,966		3.4	3.27	30,966	3.27
3.48	4,486		3.4	3.48	4,486	3.48
3.63	4,849		5.1	3.63	4,849	3.63
3.84	16,580		4.5	3.84	16,580	3.84
5.52	2,984		7.1	5.52	2,984	5.52
6.02	4,273		4.6	6.02	4,273	6.02
6.25	344,212	(*)	8.5	-	-	-
6.25	17,500		8.5	6.25	3,200	6.25
	471,854				113,342

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2011		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2011	Weighted average exercise price
US$
1.72	46,004		5.6	1.72	46,004	1.72
3.27	30,966		3.9	3.27	30,966	3.27
3.48	4,486		3.9	3.48	4,486	3.48
3.63	4,849		5.6	3.63	4,849	3.63
3.84	16,580		5.0	3.84	16,580	3.84
5.52	2,984		7.6	5.52	2,984	5.52
6.02	4,273		5.1	6.02	4,273	6.02
6.25	344,212	(*)	9.0	-	-	-
	454,354				110,142

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2010		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2010	Weighted average exercise price
US$
1.72	46,004		6.6	1.72	46,004	1.72
3.27	30,966		4.9	3.27	30,966	3.27
3.48	4,486		4.9	3.48	4,486	3.48
3.63	4,849		6.6	3.63	4,849	3.63
3.84	19,908		6.0	3.84	19,908	3.84
5.52	2,984		8.6	5.52	1,493	5.52
6.02	4,273		6.12	6.02	1,491	6.02
6.25	314,897	(*)	10.0	-	-	-
	428,367				109,197

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Schedule of Assumptions Used to Value Options
	1-6/2012	2011	2010	2009
Dividend yield (%)	0	0	0	0
Expected volatility (%) (*)	50	50	50	50
Risk free interest rate (%)	2	2	2	2
Expected term of options (years) (**)	3-6	5-6	5-6	5-6
Exercise price (US dollars)	6.25	6.25	6.02/6.25	5.52
Share price (US dollars) (***)	6.25	6.25	6.02/6.25	5.52
Fair value (US dollars)	3.08	3.08	2.81/3.08	1.42
(*)	Due to the fact that the Company was a nonpublic entity until November 2011, the expected volatility was based on the historic volatility of public companies which operate in the same industry sector.
(**)
Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with Staff Accounting Bulletin No. 110.

(***)	The fair value of the share was based on the most recent share prices, as applicable to each grant.

RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
Schedule of Research and Development Expenses
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Salaries and related expenses	655,526	550,095	348,164	289,116	1,194,170	557,042	482,662	5,502,548
Professional fees	103,029	85,611	60,774	57,654	210,674	94,711	205,903	1,545,782
Materials	86,448	32,329	45,894	14,171	60,360	19,114	56,791	566,163
Depreciation	12,741	10,398	6,244	6,103	22,835	53,219	44,948	238,416
Travel expenses	10,951	23,818	3,112	8,385	119,498	58,215	25,195	355,018
Vehicle maintenance	16,806	15,135	6,499	8,087	33,856	33,697	30,411	258,226
Other	68,027	63,728	37,775	24,115	147,908	118,058	159,198	1,136,551
	953,528	781,114	508,462	407,631	1,789,301	934,056	1,005,108	9,602,704
Less:Grants from the OCS (*)	-	-	-	-	-	-	-	(93,462)
	953,528	781,114	508,462	407,631	1,789,301	934,056	1,005,108	9,509,242
(*)	See Note 9A.

GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Schedule of General and Administrative Expenses
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Salaries and related expenses	137,194	84,161	70,852	41,192	162,221	55,995	55,131	565,158
Professional fees	223,758	96,962	118,537	26,035	336,308	365,398	52,270	1,714,781
Other	87,596	73,613	56,224	21,871	45,616	36,102	57,755	330,343
	448,548	254,736	245,613	89,098	544,145	457,495	165,156	2,610,282

FINANCING (INCOME) EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2012
FINANCING (INCOME) EXPENSES, NET [Abstract]
Schedule of Financing (Income) Expenses, Net
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,			Cumulative period from September 30, 2001 (date of inception) through June 30,
	2012	2011	2012	2011	2011	2010	2009	2012
	(unaudited)		(unaudited)					(unaudited)
Linkage difference on principal of loans from stockholders	5,869	8,579	3,485	4,628	24,934	15,909	10,617	182,918
Exchange rate differences	3,950	8,728	3,125	14,915	(4,638)	(51,844)	18,210	220,063
Stock-based interest compensation to holders of convertible notes (see Note 10C)	-	-	-	-	-	1,214,943	-	1,214,943
Interest expenses on credit from banks and other	3,567	3,764	1,285	385	10,597	17,987	3,205	(22,906)
Interest expenses and other, related to convertible notes	-	-	-	-	-	200,812	-	200,812
Change in the fair value of warrants with round-down protection	(43,051)	-	(24,512)	-	-	-	-	(24,512)
	(29,665)	21,071	(16,617)	19,928	30,893	1,397,807	32,032	1,771,318

INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2012
INCOME TAX [Abstract]
Reconciliation of Statutory Tax Rate to the Effective Income Tax Rate
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Pretax loss	(1,372,411)	(1,056,921)	(737,458)	(516,657)	(2,364,339)	(2,788,446)	(1,202,296)
Federal tax rate	35%	35%	35%	35%	35%	35%	35%
Income tax benefit computed at the ordinary tax rate	(480,344)	(369,922)	(258,110)	(180,830)	(827,519)	(975,956)	(420,804)
Non-deductible expenses	2,306	2,483	1,153	1,241	4,885	4,688	4,463
Stock-based compensation	69,033	66,274	35,952	33,081	132,325	5,101	4,260
Stock-based interest compensation to holders of convertible notes	-	-	-	-	-	425,229	-
Tax in respect of differences in corporate tax rates	137,241	105,692	73,746	51,666	236,434	278,844	252,483
Losses and timing differences in respect of which no deferred taxes were generated	271,764	195,473	147,259	94,842	453,875	262,094	159,598
	-	-	-	-	-	-	-

Schedule of Deferred Taxes
	US dollars
	June 30,		December 31,
	2012	2011	2011	2010	2009
	(unaudited)
Composition of deferred tax assets:
Provision for employee-related obligation	44,862	39,183	42,137	36,568	37,561
Non-capital loss carry forwards	3,184,220	2,551,746	2,890,426	2,393,919	1,768,416
Valuation allowance	(3,229,082)	(2,590,929)	(2,932,563)	(2,430,487)	(1,805,977)
	-	-	-	-	-

LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
LOSS PER SHARE [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Loss for the period	1,372,411	1,056,921	737,458	516,657	2,364,339	2,788,446	1,202,296

	Number of shares
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Weighted average number of shares used in the computation of basic and diluted earnings per share	5,295,543	4,922,582	5,295,543	4,989,720	5,091,330	4,034,706	3,995,805
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share (*)	600,232	555,764	600,232	555,764	582,732	511,648	109,197
(*)
All stock issuable upon the exercise of all outstanding stock options and warrants and conversion of convertible notes (with respect to fiscal year 2010 calculation of EPS) have been excluded from the calculation of the diluted net loss per share for all the reported periods, since the effect of the shares issuable with respect of these instruments was anti-dilutive.

GENERAL (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended			129 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
GENERAL [Abstract]
Number of securities registered	$ 1,295,545
Deficit accumulated during the development stage		(13,889,930)		(12,517,519)	(10,153,180)		(13,889,930)
Cumulative operating cash flow		(1,123,975)	(877,833)	(1,916,113)	(1,367,837)	(1,162,730)	(10,400,810)
Proceeds from issuance of common stock					4,000,000
Proceeds from issuance of Common Stock, net of issuance expenses			$ 934,829	$ 2,401,214	$ 2,357,032	$ 378,000	$ 10,406,380
Stock split conversion ratio					2.1363

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended					129 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 ILS	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Computers [Member]	Jun. 30, 2012 Furniture and Office Equipment [Member] Minimum [Member]	Jun. 30, 2012 Furniture and Office Equipment [Member] Maximum [Member]	Jun. 30, 2012 Leasehold Improvements [Member]
Functional currency
Official exchange rate of NIS 1 to US dollar			0.255	0.293	0.262	0.282	0.265
Property and equipment, net
%											33.00%	7.00%	15.00%
Estimated useful life, maximum														10
Liability for employee rights upon retirement
Severance expenses			$ 26,832	$ 9,553	$ 1,127	$ 16,284	$ 34,485
Royalty-bearing grants
Research and development grants								$ 93,462	420,000	$ 93,462

OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT ASSETS [Abstract]
Related parties			$ 11,578
Prepaid expenses	10,039	21,282	14,391
Government Institution	48,135	70,346	53,363
Other	42,403	1,189	6,372
Total other current assets	$ 100,577	$ 92,817	$ 85,704

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 205,865		$ 207,868	$ 168,778		$ 205,865
Less - accumulated depreciation	(134,075)		(125,000)	(111,428)		(134,075)
Property and equipment, net	71,790		82,868	57,350		71,790
Depreciation	12,741	10,398	23,045	19,153	20,837	145,227
Purchase of property and equipment	3,516	47,750	54,619	8,725	5,007	212,289
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	77,408		75,982	68,704		77,408
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	105,664		108,485	74,879		105,664
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,793		$ 23,401	$ 25,195		$ 22,793

ACCOUNTS PAYABLE (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS PAYABLE [Abstract]
Open accounts	$ 75,336	$ 57,662	$ 8,354
Checks payable	60,890	14,101	2,312
Total accounts payable	$ 136,226	$ 71,763	$ 10,666

OTHER CURRENT LIABILITIES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Related parties			$ 50,133
Employees and related institutions	183,602	130,918	110,436
Accrued expenses and other	44,336	80,360	98,017
Total other current liabilities	$ 227,938	$ 211,278	$ 258,586

LINE OF CREDIT (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS
LINE OF CREDIT [Abstract]
Amount of unutilized credit line	$ 76,472	300,000

LONG-TERM LOANS FROM STOCKHOLDERS (Details)	6 Months Ended
Jun. 30, 2012
LONG-TERM LOANS FROM STOCKHOLDERS [Abstract]
Percent of future sales to be transferred to lenders	10.00%

COMMITMENTS AND CONTINGENT LIABILITIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended					129 Months Ended		0 Months Ended							12 Months Ended						12 Months Ended
	Jun. 30, 2012 USD ($) sqft	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($) sqft	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 ILS	Jun. 30, 2012 USD ($) sqft	Jun. 30, 2012 ILS	Jul. 29, 2011 Placement Agent [Member] USD ($)	May 31, 2011 Placement Agent [Member] USD ($)	Apr. 29, 2011 Placement Agent [Member] USD ($)	Mar. 31, 2011 Placement Agent [Member] USD ($)	Jan. 31, 2011 Placement Agent [Member] USD ($)	Dec. 30, 2010 Placement Agent [Member] USD ($)	Dec. 16, 2010 Placement Agent [Member] USD ($)	Dec. 31, 2011 Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Placement Agent [Member] perUnitItemType	Dec. 31, 2011 Agreement with Placement Agent [Member] USD ($)	Dec. 31, 2010 Agreement with Placement Agent [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Minimum [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Maximum [Member] USD ($)	Dec. 31, 2004 Payment of Royalties to OCS [Member] USD ($)	Jun. 30, 2012 Payment of Royalties to OCS [Member] USD ($)	Jun. 30, 2012 Arbitration Proceedings with Shareholder [Member]
Commitments and Legal Proceedings:
Research and development grants								$ 93,462	420,000	$ 93,462															$ 93,462
Percent of budget funded by grant																									60.00%
Maximum royalties payable																									93,462
Royalty on the sale of any product developed within first 3 years																									3.00%
Royalty on the sale of any product developed within years 4, 5, and 6																									4.00%
Royalty on the sale of any product developed after 6th year																									5.00%
Contingent liabilities with respect to the grants																										93,462
Ownership and anti-dilution percentage at issue																											18.00%
Lease Disclosures:
Office space leased	3,100		3,100							3,100
Monthly lease payment	2,931		2,931							2,931	11,500
The Offering:
Number of shares to be issued in offering																							560,000	2,000,000
Value of shares to be issued in offering																							3,500,000	12,500,000
Commission fee percentage																						7.00%
Management fee percentage																						3.00%
Non-accountable expense allowance percentage																						3.00%
Total percent of funding to be paid to agent																						13.00%
Percent of shares issued covered by warrants																						10.00%
Payments made to agent												$ 219,115	$ 27,788	$ 32,500	$ 73,749	$ 13,260	$ 39,000	$ 392,112			$ 366,412	$ 753,850
Warrants Issued:
Number of warrants issued												26,968	3,420	4,000	9,077	1,632	4,800	48,260	45,097	83,281
Warrant exercise price																			6.25	6.25

SHARE CAPITAL (Grants to Non-Employees) (Details)	6 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2007 Consultants [Member] USD ($)	Dec. 31, 2006 Consultants [Member] USD ($)	Dec. 31, 2005 Consultants [Member] USD ($)	Dec. 31, 2005 Consultants [Member] ILS	Dec. 31, 2008 Investor Finders [Member] USD ($)	Dec. 31, 2006 Investor Finders [Member] USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of securities issued							144,250		8,989	45,531
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001					0.01
Service period							2 months to 2 years
Non-cash compensation expense					$ 123,625	$ 229,564	$ 175,516
Exercise price	$ 6.25	$ 6.25		$ 5.52					$ 5.517	$ 4.305

SHARE CAPITAL (Grants to Employees Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007 Options Granted to Officer and Director [Member]	Dec. 31, 2006 Options Granted to Officer and Director [Member]	Dec. 31, 2005 Options Granted to Officer and Director [Member]	Dec. 31, 2006 Options Granted to Officer and Director, Tranche One [Member]	Dec. 31, 2006 Options Granted to Officer and Director, Tranche Two [Member]	Dec. 31, 2007 Integrity Israel Plan [Member]	Jun. 30, 2012 2010 Share Incentive Plan [Member]	Jun. 30, 2011 2010 Share Incentive Plan [Member]	Dec. 31, 2011 2010 Share Incentive Plan [Member]	Dec. 31, 2010 2010 Share Incentive Plan [Member]	Dec. 31, 2009 2010 Share Incentive Plan [Member]	Jun. 30, 2012 Options Issued to Employees [Member]	Jun. 30, 2012 Options Issued to Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period	17,500		4,273	2,984			24,394		4,486	19,908
Exercise price	$ 6.25	$ 6.25		$ 5.52					$ 3.49	$ 3.84
Option vesting period, minimum									3 Years	2 Months	1 Quarter
Option vesting period, maximum											12 Quarters
Non-cash compensation expense						$ 45,291	$ 2,435	$ 203				$ 8,201	$ 320	$ 320	$ 14,575	$ 12,171
Maximum contractual term											10 years
Common Stock reserved for issuance												529,555
Options granted at period end	471,854	454,354	428,367	109,197	106,213												109,329	21,641
Shares available for future grants												167,843
Unrecognized compensation costs												181,610
Aggregate intrinsic value of the awards exercisable												368,926		368,926	375,638
Aggregate intrinsic value of the awards outstanding												$ 368,926		$ 368,926	$ 376,963
Stock price	$ 6.25	$ 6.25		$ 5.52								$ 6.25		$ 6.25	$ 6.25

SHARE CAPITAL (Schedule of Status of Grants to Employees) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number
Balance outstanding at beginning of period	454,354	428,367	109,197	106,213
Granted	17,500		4,273	2,984
Exercised
Forfeited		(3,328)
Balance outstanding at end of the period	471,854	454,354	428,367	109,197
Balance exercisable at the end of the period	113,342	110,142	109,197	106,213
Weighted average exercise price (US$)
Balance outstanding at beginning of period	$ 5.44	$ 5.37	$ 2.81	$ 2.73
Granted	$ 6.25		$ 6.02	$ 5.52
Exercised
Forfeited		$ 3.84
Balance outstanding at end of the period	$ 5.47	$ 5.44	$ 5.37	$ 2.81
Balance exercisable at the end of the period	$ 2.99	$ 2.9	$ 2.81	$ 2.73
Grants to Messrs. Gal and Malka [Member]
Number
Granted		29,315	314,897
Weighted average exercise price (US$)
Granted		$ 6.25	$ 6.25

SHARE CAPITAL (Schedule of Information about Options Outstanding) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.25	$ 6.25		$ 5.52
Outstanding at December 31, 2010	471,854	454,354	428,367
Exercisable at December 31, 2010	113,342	110,142	109,197
1.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 1.72	$ 1.72	$ 1.72
Outstanding at December 31, 2010	46,004	46,004	46,004
Weighted average remaining contractual life years	5.1	5.6	6.6
Weighted average exercise price	$ 1.72	$ 1.72	$ 1.72
Exercisable at December 31, 2010	46,004	46,004	46,004
Weighted average exercise price	$ 1.72	$ 1.72	$ 1.72
3.27 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.27	$ 3.27	$ 3.27
Outstanding at December 31, 2010	30,966	30,966	30,966
Weighted average remaining contractual life years	3.4	3.9	4.9
Weighted average exercise price	$ 3.27	$ 3.27	$ 3.27
Exercisable at December 31, 2010	30,966	30,966	30,966
Weighted average exercise price	$ 3.27	$ 3.27	$ 3.27
3.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.48	$ 3.48	$ 3.48
Outstanding at December 31, 2010	4,486	4,486	4,486
Weighted average remaining contractual life years	3.4	3.9	4.9
Weighted average exercise price	$ 3.48	$ 3.48	$ 3.48
Exercisable at December 31, 2010	4,486	4,486	4,486
Weighted average exercise price	$ 3.48	$ 3.48	$ 3.48
3.63 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.63	$ 3.63	$ 3.63
Outstanding at December 31, 2010	4,849	4,849	4,849
Weighted average remaining contractual life years	5.1	5.6	6.6
Weighted average exercise price	$ 3.63	$ 3.63	$ 3.63
Exercisable at December 31, 2010	4,849	4,849	4,849
Weighted average exercise price	$ 3.63	$ 3.63	$ 3.63
3.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 3.84	$ 3.84	$ 3.84
Outstanding at December 31, 2010	16,580	16,580	19,908
Weighted average remaining contractual life years	4.5	5	6
Weighted average exercise price	$ 3.84	$ 3.84	$ 3.84
Exercisable at December 31, 2010	16,580	16,580	19,908
Weighted average exercise price	$ 3.84	$ 3.84	$ 3.84
5.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 5.52	$ 5.52	$ 5.52
Outstanding at December 31, 2010	2,984	2,984	2,984
Weighted average remaining contractual life years	7.1	7.6	8.6
Weighted average exercise price	$ 5.52	$ 5.52	$ 5.52
Exercisable at December 31, 2010	2,984	2,984	1,493
Weighted average exercise price	$ 5.52	$ 5.52	$ 5.52
6.02 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.02	$ 6.02	$ 3.02
Outstanding at December 31, 2010	4,273	4,273	4,273
Weighted average remaining contractual life years	4.6	5.1	6.12
Weighted average exercise price	$ 6.02	$ 6.02	$ 6.02
Exercisable at December 31, 2010	4,273	4,273	1,491
Weighted average exercise price	$ 6.02	$ 6.02	$ 6.02
6.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.25	$ 6.25	$ 6.25
Outstanding at December 31, 2010	344,212	344,212	314,897
Weighted average remaining contractual life years	8.5	9	10
Weighted average exercise price
Exercisable at December 31, 2010
Weighted average exercise price
6.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices	$ 6.25
Outstanding at December 31, 2010	17,500
Weighted average remaining contractual life years	8.5
Weighted average exercise price	$ 6.25
Exercisable at December 31, 2010	3,200
Weighted average exercise price	$ 6.25

SHARE CAPITAL (Schedule of Assumptions Used to Value Options) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The following are the data and assumptions used:
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	50.00%	50.00%	50.00%	50.00%
Risk free interest rate	2.00%	2.00%	2.00%	2.00%
Expected term (years), minimum	3	5	5	5
Expected term (years), maximum	6	6	6	6
Exercise prices	$ 6.25	$ 6.25		$ 5.52
Share price	$ 6.25	$ 6.25		$ 5.52
Fair value	$ 3.08	$ 3.08		$ 1.42
Minimum [Member]
The following are the data and assumptions used:
Exercise prices			$ 6.02
Share price			$ 6.02
Fair value			$ 2.81
Maximum [Member]
The following are the data and assumptions used:
Exercise prices			$ 6.25
Share price			$ 6.25
Fair value			$ 3.08

SHARE CAPITAL (Convertible Notes) (Details) (USD $)	6 Months Ended		12 Months Ended			129 Months Ended	0 Months Ended							12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Jul. 29, 2011 Placement Agent [Member]	May 31, 2011 Placement Agent [Member]	Apr. 29, 2011 Placement Agent [Member]	Mar. 31, 2011 Placement Agent [Member]	Jan. 31, 2011 Placement Agent [Member]	Dec. 30, 2010 Placement Agent [Member]	Dec. 16, 2010 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Secured Convertible Notes [Member]	Dec. 31, 2010 Secured Convertible Notes [Member] Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Secured Convertible Notes [Member] Conversion of Secured Notes [Member]	Dec. 31, 2010 Secured Convertible Notes [Member] Conversion of Secured Notes, Variable Portion [Member]	Dec. 31, 2011 Unsecured Junior Promissory Notes [Member]	Dec. 31, 2010 Unsecured Junior Promissory Notes [Member]	Dec. 31, 2010 Unsecured Junior Promissory Notes [Member] Placement Agent [Member] perUnitItemType	Dec. 31, 2010 Unsecured Junior Promissory Notes [Member] Conversion of Junior Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt																$ 999,000					$ 170,000
Proceeds from issuance of convertible notes				1,144,000		1,144,000														25,000
Debt interest rate																9.00%
Debt maturity date																Aug 9, 2010
Numerator in obtaining repayment amount, if repaid in stock																200.00%					200.00%
Numerator in obtaining repayment amount, if repaid in cash																100.00%					100.00%
Percent of notes recognized as stock-based compensation																					100.00%
Shares issued for debt conversion																		87,977	171,208				54,792
Principle amount of debt converted into shares																		549,797
Fair value of stock issued for debt																			1,069,244				245,100
Repayments of convertible notes				527,396		527,396										527,396
Repurchase percentage of debt																			100.00%				200.00%
Number of warrants issued							26,968	3,420	4,000	9,077	1,632	4,800	48,260	45,097	83,281		25,919					5,480
Warrant exercise price														6.25	6.25		6.25					6.25
Payments of costs to placement agent																	$ 129,870					$ 77,292

SHARE CAPITAL (Disclosures about Stock Issuances) (Details) (USD $)	6 Months Ended	12 Months Ended																									0 Months Ended							12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 29, 2011	May 31, 2011	Apr. 29, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 30, 2010	Dec. 16, 2010	Jan. 31, 2009	Oct. 07, 2008	Sep. 27, 2008	Dec. 14, 2006	Oct. 05, 2006	Aug. 15, 2006	Jun. 30, 2006	Jun. 16, 2006	Mar. 31, 2006	Jan. 26, 2006	May 31, 2005	Apr. 05, 2005	Jan. 14, 2005	Nov. 25, 2004	Mar. 16, 2004	Jul. 29, 2011 Placement Agent [Member]	May 31, 2011 Placement Agent [Member]	Apr. 29, 2011 Placement Agent [Member]	Mar. 31, 2011 Placement Agent [Member]	Jan. 31, 2011 Placement Agent [Member]	Dec. 30, 2010 Placement Agent [Member]	Dec. 16, 2010 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Dec. 31, 2010 Placement Agent [Member]
SHARE CAPITAL [Abstract]
Amount of issuance					$ 1,685,500	$ 213,750	$ 250,000	$ 567,300	$ 102,000	$ 300,000	$ 3,016,250
Shares sold					269,680	34,200	40,000	90,768	16,320	48,000	482,600
Common stock issued, price per share			$ 6.25		$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.02	$ 5.52	$ 5.52	$ 4.31	$ 4.31	$ 3.91	$ 3.63	$ 3.63	$ 3.63	$ 1.47	$ 3.37	$ 1.72	$ 1.72	$ 1.72	$ 1.76
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of warrants issued																											26,968	3,420	4,000	9,077	1,632	4,800	48,260	45,097	83,281
Exercise price	$ 6.25	$ 6.25		$ 5.52																							$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25	$ 6.25
Payments of issuance costs																											$ 219,115	$ 27,788	$ 32,500	$ 73,749	$ 13,260	$ 39,000	$ 392,112

RESEARCH AND DEVELOPMENT EXPENSES, NET (Details)	3 Months Ended		6 Months Ended		12 Months Ended					129 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 ILS	Jun. 30, 2012 USD ($)
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
Salaries and related expenses	$ 348,164	$ 289,116	$ 655,526	$ 550,095	$ 1,194,170	$ 557,042	$ 482,662			$ 5,502,548
Professional fees	60,774	57,654	103,029	85,611	210,674	94,711	205,903			1,545,782
Materials	45,894	14,171	86,448	32,329	60,360	19,114	56,791			566,163
Depreciation	6,244	6,103	12,741	10,398	22,835	53,219	44,948			238,416
Travel expenses	3,112	8,385	10,951	23,818	119,498	58,215	25,195			355,018
Vehicle maintenance	6,499	8,087	16,806	15,135	33,856	33,697	30,411			258,226
Other	37,775	24,115	68,027	63,728	147,908	118,058	159,198			1,136,551
Total research and development expenses	508,462	407,631	953,528	781,114	1,789,301	934,056	1,005,108			9,602,704
Less:Grants from the OCS								(93,462)	(420,000)	(93,462)
Total research and development expenses, net	$ 508,462	$ 407,631	$ 953,528	$ 781,114	$ 1,789,301	$ 934,056	$ 1,005,108			$ 9,509,242

GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Salaries and related expenses	$ 70,852	$ 41,192	$ 137,194	$ 84,161	$ 162,221	$ 55,995	$ 55,131	$ 565,158
Professional fees	118,537	26,035	223,758	96,962	336,308	365,398	52,270	1,714,781
Other	56,224	21,871	87,596	73,613	45,616	36,102	57,755	330,343
Total general and administrative expenses	$ 245,613	$ 89,098	$ 448,548	$ 254,736	$ 544,145	$ 457,495	$ 165,156	$ 2,610,282

FINANCING (INCOME) EXPENSES, NET (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
FINANCING (INCOME) EXPENSES, NET [Abstract]
Linkage difference on principal of loans from stockholders	$ 3,485	$ 4,628	$ 5,869	$ (8,733)	$ 24,934	$ 15,909	$ 10,617	$ 182,918
Exchange rate differences	3,125	14,915	3,950	8,728	(4,638)	(51,844)	18,210	220,063
Stock-based interest compensation to holders of convertible notes (see Note 10C)						1,214,943		1,214,943
Interest expenses on credit from banks and other	1,285	385	3,567	3,764	10,597	17,987	3,205	(22,906)
Interest expenses and other, related to convertible notes						200,812		200,812
Change in the fair value of warrants with round-down protection	(24,512)		(43,051)					(24,512)
Total financing (income) expenses, net	$ (16,617)	$ 19,928	$ (29,665)	$ 21,071	$ 30,893	$ 1,397,807	$ 32,032	$ 1,771,318

INCOME TAX (Reconciliation of Statutory Tax Rate to the Effective Income Tax Rate) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME TAX [Abstract]
Pretax loss	$ (737,458)	$ (516,657)	$ (1,372,411)	$ (1,056,921)	$ (2,364,339)	$ (2,788,446)	$ (1,202,296)
Federal tax rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Tax expense reported in the financial statements:
Income tax benefit computed at the ordinary tax rate	(258,110)	(180,830)	(480,344)	(369,922)	(827,519)	(975,956)	(420,804)
Non-deductible expenses	1,153	1,241	2,306	2,483	4,885	4,688	4,463
Stock-based compensation	35,952	33,081	69,033	66,274	132,325	5,101	4,260
Stock-based interest compensation to holders of convertible notes						425,229
Tax in respect of differences in corporate tax rates	73,746	51,666	137,241	105,692	236,434	278,844	252,483
Losses and timing differences in respect of which no deferred taxes were generated	147,259	94,842	271,764	195,473	453,875	262,094	159,598
Tax expense reported in the financial statements

INCOME TAX (Deferred Taxes) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Composition of deferred tax assets:
Provision for employee-related obligation	$ 44,862	$ 42,137	$ 39,183	$ 36,568	$ 37,561
Non-capital loss carry forwards	3,184,220	2,890,426	2,551,746	2,393,919	1,768,416
Valuation allowance	(3,229,082)	(2,932,563)	(2,590,929)	(2,430,487)	(1,805,977)
Total deferred taxes
Parent Company [Member]
Carryforward tax losses
Loss carry forward balances		500,000
A.D. Integrity Applications Ltd. [Member]
Carryforward tax losses
Loss carry forward balances		$ 9,700,000

LOSS PER SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									15 Months Ended	129 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Jun. 30, 2012
LOSS PER SHARE [Abstract]
Loss for the period	$ 737,458	$ 516,657	$ 1,372,411	$ 1,056,921	$ 2,364,339	$ 2,788,446	$ 1,202,296	$ 1,528,981	$ 1,593,205	$ 1,282,842	$ 1,055,594	$ 288,233	$ 350,290	$ 63,293	$ 13,889,930
Number of shares:
Weighted average number of shares used in the computation of basic and diluted earnings per share	5,295,543	4,989,720	5,295,543	4,922,582	5,091,330	4,034,706	3,995,805
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share	600,232	555,764	600,232	555,764	582,732	511,648	109,197

RELATED PARTIES (Details)	6 Months Ended	12 Months Ended							6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Minimum [Member] USD ($)	Dec. 31, 2010 December Offering [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Avner Gal [Member] USD ($)	Jun. 30, 2012 Avner Gal [Member] ILS	Dec. 31, 2011 Avner Gal [Member] USD ($)	Jun. 30, 2012 David Malka [Member] USD ($)	Jun. 30, 2012 David Malka [Member] ILS	Dec. 31, 2011 David Malka [Member] USD ($)	Jun. 30, 2012 Zicon Ltd. [Member]	Dec. 31, 2010 Zicon Ltd. [Member] USD ($)	Dec. 31, 2009 Zicon Ltd. [Member] USD ($)	Dec. 31, 2008 Zicon Ltd. [Member] USD ($)
Related Party Transaction [Line Items]
Ownership percentage									7.80%	7.80%		3.50%	3.50%		6.83%
Amount of related party transaction									$ 122,355	480,000		$ 61,177	240,000			$ 20,000	$ 20,000	$ 20,000
Maximum options granted as a percent of shares outstanding									5.00%	5.00%		1.50%	1.50%
Options granted during period	17,500		4,273	2,984					264,778	264,778		79,434	79,434
Exercise price	$ 6.25	$ 6.25		$ 5.52	$ 6.02	$ 6.25			$ 6.25			$ 6.25
Non-cash compensation expense									145,412		290,824	436,242		87,248
The Offering:
Shares issued in offering							560,000	2,000,000
Amount of offering							$ 3,500,000	$ 12,500,000